                                                            Semiannual Report
                                                            as of July 31, 2000





                         Evergreen Money Market Funds



                                                             DALBAR

                                                           MUTUAL FUND
                                                          SERVICE AWARD

                                                              1999

                           [LOGO OF EVERGREEN FUNDS]

                               Table of Contents

Letter to Shareholders ....................................................    1

Evergreen Florida Municipal Money
Market Fund
    Fund at a Glance ......................................................    2

Evergreen Money Market Fund
    Fund at a Glance ......................................................    3

Evergreen Municipal Money Market
Fund
    Fund at a Glance ......................................................    4

Evergreen New Jersey Municipal
Money Market Fund
    Fund at a Glance ......................................................    5

Evergreen Pennsylvania Municipal
Money Market Fund
    Fund at a Glance ......................................................    6

Evergreen Treasury Money Market
Fund
    Fund at a Glance ......................................................    7

Financial Highlights
    Evergreen Florida Municipal Money
      Market Fund .........................................................    8
    Evergreen Money Market Fund ...........................................    9
    Evergreen Municipal Money Market Fund .................................   11
    Evergreen New Jersey Municipal Money
      Market Fund .........................................................   12
    Evergreen Pennsylvania Municipal Money
      Market Fund .........................................................   13
    Evergreen Treasury Money Market Fund ..................................   14

Schedule of Investments
    Evergreen Florida Municipal Money
      Market Fund .........................................................   15
    Evergreen Money Market Fund ...........................................   17
    Evergreen Municipal Money Market Fund .................................   21
    Evergreen New Jersey Municipal Money
      Market Fund .........................................................   29
    Evergreen Pennsylvania Municipal Money
      Market Fund .........................................................   31
    Evergreen Treasury Money Market Fund ..................................   33

Combined Notes to Schedules of
Investments ...............................................................   34

Statements of Assets and Liabilities ......................................   35

Statements of Operations ..................................................   36

Statements of Changes in Net Assets .......................................   37

Combined Notes to Financial
Statements ................................................................   39

                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:  ARE NOT FDIC INSURED    MAY LOSE VALUE    ARE NOT BANK GUARANTEED

                          Evergreen Distributor,Inc.
Evergreen Funds/SM/ is a service mark of Evergreen Investment Services,Inc.

                             Letter to Shareholders
                             ----------------------
                                    July 2000

     [PHOTO]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Money Market Funds semiannual report, which covers the six-month period ended July 31, 2000.

Growth Stocks Experience Volatility

During the first half of 2000, a powerful rally in growth stocks came to an end during April and May, as investors feared actions the Federal Reserve Board would take to stem potential inflationary pressures. Growth in areas such as technology, communications and biotechnology stocks reigned supreme for most of the period and underwent a volatile environment during the last three months of the period. Although these sectors have experienced sharp corrections, they remain favored sectors.

Despite the recent volatility, the threat of inflation and the Federal Reserve's response to it, investors remain positive about the U.S. economy and the long-term potential of the U.S. markets. At Evergreen, we believe the economy is still fundamentally strong and that the Federal Reserve Board will continue to act aggressively to contain inflation. We remain cautiously optimistic about continued growth in the markets and believe there is a valuable lesson to be learned from the market volatility of the last six months: remaining focused on your goals and ensuring that your investments are suitable for your specific needs.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,


/s/ William M. Ennis


William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                   EVERGREEN
                      Florida Municipal Money Market Fund
                      Fund at a Glance as of July 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 7/31/2000 portfolio assets)

                                    [GRAPH]

Variable Rate Demand Notes -- 77.50%
Bonds -- 10.40%
Put Bonds -- 9.80%
Anticipation Notes -- 2.30%

                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                                    [PHOTO]

                              Stephen C. Shachat
                             Tenure: October 1998

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------
Portfolio Inception Date: 10/26/1998         Class A      Class S     Class Y
Class Inception Date                       10/26/1998    6/30/2000  12/29/1998
--------------------------------------------------------------------------------
6 month return                                1.69%        1.66%       1.84%
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 year                                        3.19%        3.16%       3.51%
--------------------------------------------------------------------------------
Since Portfolio Inception                     2.89%        2.87%       3.29%
--------------------------------------------------------------------------------
7-day annualized yield                        3.47%        3.17%       3.77%
--------------------------------------------------------------------------------
30-day annualized yield                       3.26%        2.96%       3.56%
--------------------------------------------------------------------------------
6-month distributions per share**           $0.017       $0.003      $0.018
--------------------------------------------------------------------------------
 * The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

** For Class S, the period from the Class' inception on June 30, 2000 through
   July 31, 2000. For remaining classes, for the six-month period ended July 31, 2000.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                              Florida Muni MM A     Florida Muni MM Y

               Feb-00               3.18%                 3.48%
               Mar-00               3.06%                 3.36%
               Apr-00               3.87%                 4.17%
               May-00               3.51%                 3.82%
               Jun-00               3.90%                 4.20%
               Jul-00               3.47%                 3.77%

Total Net Assets: $132,825,539
Average Maturity: 27 days

1Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

Class Y shares are available to institutional shareholders, Evergreen Funds shareholders prior to January 1995 and shareholders of record prior to October 12, 1990, and any series of Evergreen Investment Trust which existed at the time.

Historical performance shown for Classes S and Y prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class Y would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2000 and subject to change.

                                   EVERGREEN
                               Money Market Fund
                      Fund at a Glance as of July 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 7/31/2000 portfolio assets)

                                    [GRAPH]

Commercial Paper -- 59.9%
Corporate Bonds -- 35.7%
Funding Agreements -- 2.7%
Certificates of Deposit -- 0.9%
Municipal Obligations -- 0.4%
Mutual Fund Shares -- 0.2%
Repurchase Agreements -- 0.2%

                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                   [PHOTO]                           [PHOTO]

               J. Kellie Allen                 Bryan K. White, CFA
            Tenure:  December 1997           Tenure:  December 1997

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------

Portfolio Inception Date: 11/2/1987        Class A    Class B    Class C    Class S    Class Y
Class Inception Date                      1/4/1995  1/26/1995   8/1/1997  6/30/2000   11/2/1987
-----------------------------------------------------------------------------------------------
6 month return                               2.77%      2.42%      2.42%      2.87%       2.92%
-----------------------------------------------------------------------------------------------
Average Annual Returns
-----------------------------------------------------------------------------------------------
1 year with sales charge                     5.31%     -0.42%      2.57%       n/a         n/a
-----------------------------------------------------------------------------------------------
1 year w/o sales charge                      5.31%      4.58%      4.57%      5.56%       5.62%
-----------------------------------------------------------------------------------------------
5 years                                      4.99%      3.92%      4.68%      5.29%       5.30%
-----------------------------------------------------------------------------------------------
10 years                                     4.88%      4.47%      4.74%      5.05%       5.05%
-----------------------------------------------------------------------------------------------
Maximum Sales Charge                          n/a       5.00%      2.00%       n/a         n/a
                                                         CDSC       CDSC
-----------------------------------------------------------------------------------------------
7-day annualized yield                       5.90%      5.20%      5.19%      5.60%       6.19%
-----------------------------------------------------------------------------------------------
30-day annualized yield                      5.86%      5.16%      5.16%      5.56%       6.16%
-----------------------------------------------------------------------------------------------
6-month distributions
per share                                   $0.027     $0.024     $0.024     $0.005      $0.029
-----------------------------------------------------------------------------------------------

 * The yield quotation more closely reflects the current earnings of the Fund than the total return quotation. Adjusted for maximum applicable sales charge.

** For Class S, the period from the Class' inception on June 30, 2000 through
   July 31, 2000. For remaining classes, for the six-month period ended July 31, 2000.

--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                 Money Market Fund A     Money Market Fund B     Money Market Fund C     Money Market Fund Y
    Feb-00              5.27%                  4.57%                   4.57%                    5.56%
    Mar-00              5.28%                  4.59%                   4.58%                    5.58%
    Apr-00              5.40%                  4.70%                   4.70%                    5.70%
    May-00              5.64%                  4.94%                   4.94%                    5.93%
    Jun-00              5.86%                  5.16%                   5.15%                    6.15%
    Jul-00              5.90%                  5.20%                   5.19%                    6.19%

Total Net Assets: $13,641,882,693
Average Maturity: 73 days

1Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

Class Y Shares are available to institutional shareholders, Evergreen Funds shareholders prior to January 1995 and shareholders of record prior to October 12, 1990, and any series of Evergreen Investment Trust which existed at the time.

Historical performance shown for Classes A, B, C and S prior to their inception is based on the performance of Class Y, the original class offered. The historical returns for Classes A, B, C and S have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate and there can be no guarantee that the Fund will achieve its objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of July 31, 2000 and subject to change.

                                   EVERGREEN
                          Municipal Money Market Fund
                      Fund at a Glance as of July 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 7/31/2000 portfolio assets)

                                    [GRAPH]

Variable Rate Demand Notes -- 83.6%
Put Bonds -- 9.5%
Commercial Paper -- 2.4%
Bonds -- 2.3%
Anticipation Notes -- 2.2%

                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                                    [PHOTO]

                               Stephen C. Shachat
                              Tenure: November 1988

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------
Portfolio Inception Date: 11/2/1988          Class A      Class S     Class Y
Class Inception Date                        1/5/1995     6/30/2000   11/2/1988
--------------------------------------------------------------------------------
6 month return                                1.80%        1.90%       1.95%
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 year                                        3.36%        3.62%       3.67%
--------------------------------------------------------------------------------
5 years                                       3.15%        3.45%       3.46%
--------------------------------------------------------------------------------
10 years                                      3.36%        3.53%       3.53%
--------------------------------------------------------------------------------
7-day annualized yield                        3.74%        3.44%       4.04%
--------------------------------------------------------------------------------
30-day annualized yield                       3.50%        3.21%       3.80%
--------------------------------------------------------------------------------
6-month distributions per share**           $0.018       $0.003      $0.019
--------------------------------------------------------------------------------
 * The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

** For Class S, the period from the Class' inception on June 30, 2000 through
   July 31, 2000. For remaining classes, for the six-month period ended July 31, 2000.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                               Municipal MMF A      Municipal MMF Y

                Feb-00             3.35%                3.65%
                Mar-00             3.25%                3.55%
                Apr-00             3.99%                4.30%
                May-00             3.78%                4.08%
                Jun-00             4.11%                4.41%
                Jul-00             3.74%                4.04%

Total Net Assets: $1,189,036,754
Average Maturity: 18 days

1Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

Class Y shares are available to institutional shareholders, Evergreen Funds shareholders prior to January 1995 and shareholders of record prior to October 12, 1990, and any series of Evergreen Investment Trust which existed at the time.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class Y, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of July 31, 2000 and subject to change.

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund
                      Fund at a Glance as of July 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 7/31/2000 portfolio assets)

                                    [GRAPH]

Variable Rate Demand Notes -- 66.1%
Bonds -- 7.7%
Anticipation Notes -- 26.2%

                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                                    [PHOTO]

                               Stephen C. Shachat
                              Tenure: October 1988

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------
Portfolio Inception Date: 10/26/1998         Class A      Class S     Class Y
Class Inception Date                       10/26/1998    6/30/2000    4/5/1999
--------------------------------------------------------------------------------
6 month return                                1.69%        1.67%       1.84%
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 year                                        3.13%        3.10%       3.44%
--------------------------------------------------------------------------------
Since Portfolio Inception                     2.82%        2.80%       3.05%
--------------------------------------------------------------------------------
7-day annualized yield                        3.42%        3.13%       3.73%
--------------------------------------------------------------------------------
30-day annualized yield                       3.24%        2.95%       3.54%
--------------------------------------------------------------------------------
6-month distributions per share**           $0.017       $0.003      $0.018
--------------------------------------------------------------------------------
 * The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

** For Class S, the period from the Class' inception on June 30, 2000 through
   July 31, 2000. For remaining classes, for the six-month period ended July 31, 2000.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    NJ Muni A          NJ Muni Y

                  Feb-00              3.26%              3.56%
                  Mar-00              3.11%              3.40%
                  Apr-00              3.82%              4.13%
                  May-00              3.46%              3.76%
                  Jun-00              3.78%              4.08%
                  Jul-00              3.42%              3.73%

Total Net Assets: $121,195,364
Average Maturity: 54 days

1Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

Class Y Shares are available to institutional shareholders, Evergreen Funds shareholders prior to January 1995 and shareholders of record prior to October 12, 1990, and any series of Evergreen Investment Trust which existed at the time.

Historical performance shown for Classes S and Y prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class Y would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2000 and subject to change.

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund
                      Fund at a Glance as of July 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 7/31/2000 portfolio assets)

                                    [GRAPH]

Variable Rate Demand Notes -- 70.4%
Bonds -- 14.1%
Put Bonds -- 15.5%

                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                                    [PHOTO]

                              Stephen C. Shachat
                               Tenure: May 1998

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------
Portfolio Inception Date: 8/15/1991          Class A      Class S     Class Y
Class Inception Date                        8/22/1995    6/30/2000   8/15/1991
--------------------------------------------------------------------------------
6 month return                                1.79%        1.81%       1.86%
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 year                                        3.36%        3.44%       3.49%
--------------------------------------------------------------------------------
5 years                                       3.10%        3.18%       3.19%
--------------------------------------------------------------------------------
Since Portfolio Inception                     3.00%        3.05%       3.05%
--------------------------------------------------------------------------------
7-day annualized yield                        3.74%        3.29%       3.88%
--------------------------------------------------------------------------------
30-day annualized yield                       3.51%        3.07%       3.66%
--------------------------------------------------------------------------------
6-month distributions per share**           $0.018       $0.003      $0.018
--------------------------------------------------------------------------------
 * The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

** For Class S, the period from the Class' inception on June 30, 2000 through
   July 31, 2000. For remaining classes, for the six-month period ended July 31, 2000.

--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    PA Muni A         PA Muni Y

                Feb-00                3.40%             3.55%
                Mar-00                3.24%             3.39%
                Apr-00                3.91%             4.06%
                May-00                3.65%             3.80%
                Jun-00                4.03%             4.18%
                Jul-00                3.74%             3.88%

Total Net Assets: $203,887,413
Average Maturity: 38 days

1Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

Class Y Shares are available to institutional shareholders, Evergreen Funds shareholders prior to January 1995 and shareholders of record prior to October 12, 1990, and any series of Evergreen Investment Trust which existed at the time.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class Y, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower.

The advisor is reimbursing a portion of the 12b-1 expense for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2000 and subject to change.

                                   EVERGREEN
                           Treasury Money Market Fund
                      Fund at a Glance as of July 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 7/31/2000 portfolio assets)

                                    [GRAPH]

Repurchase Agreements -- 81.3%
U.S. Treasury Notes -- 18.7%

                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                 [PHOTO]                             [PHOTO]

             J. Kellie Allen                   Bryan K. White, CFA
            Tenure: March 1991                Tenure: December 1997

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------
Portfolio Inception Date: 3/6/1991           Class A      Class S     Class Y
Class Inception Date                        3/6/1991     6/30/2000   3/6/1991
--------------------------------------------------------------------------------
6 month return                                2.67%        2.63%       2.82%
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 year                                        5.01%        4.96%       5.32%
--------------------------------------------------------------------------------
5 years                                       4.83%        4.83%       5.15%
--------------------------------------------------------------------------------
Since Portfolio Inception                     4.43%        4.42%       4.73%
--------------------------------------------------------------------------------
7-day annualized yield                        5.75%        5.46%       6.05%
--------------------------------------------------------------------------------
30-day annualized yield                       5.70%        5.40%       6.00%
--------------------------------------------------------------------------------
6-month distributions per share**           $0.026       $0.005      $0.028
--------------------------------------------------------------------------------
 * The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

** For Class S, the period from the Class' inception on June 30, 2000 through
   July 31, 2000. For remaining classes, for the six-month period ended July 31, 2000.

--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                               Treasury MMF A       Treasury MMF Y

                Feb-00              4.98%               5.28%
                Mar-00              5.17%               5.47%
                Apr-00              5.07%               5.37%
                May-00              5.48%               5.78%
                Jun-00              5.68%               5.98%
                Jul-00              5.75%               6.05%

Total Net Assets: $3,674,405,765
Average Maturity: 29 days

1Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

Class Y Shares are available to institutional shareholders, Evergreen Funds shareholders prior to January 1995 and shareholders of record prior to October 12, 1990, and any series of Evergreen Investment Trust which existed at the time.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original class offered along with Class Y. The historical returns for Class S have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate and there can be no guarantee that the Fund will achieve its objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

All data is as of July 31, 2000 and subject to change.

                                   EVERGREEN
                      Florida Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                Six Months Ended Year Ended January 31,
                                 July 31, 2000   --------------------------
                                  (unaudited)       2000        1999 (a)

CLASS A SHARES

Net asset value, beginning of
 period                              $ 1.00      $      1.00   $      1.00
                                     ------      -----------   -----------
Net investment income                  0.02             0.03          0.01

Distributions to shareholders
 from net investment income           (0.02)           (0.03)        (0.01)
                                     ------      -----------   -----------

Net asset value, end of period       $ 1.00      $      1.00   $      1.00
                                     ------      -----------   -----------
Total return                           1.69%            2.69%         0.69%
Ratios and supplemental data
Net assets, end of period
 (millions)                          $   15      $       140   $        84
Ratios to average net assets
 Expenses++                            0.84%+           0.84%         0.93%+
 Net investment income                 3.36%+           2.77%         2.66%+

                                                            Period Ended
                                                          July 31, 2000 (b)
                                                             (unaudited)

CLASS S SHARES

Net asset value, beginning of period                            $1.00
                                                                -----
Net investment income                                               0+++

Distributions to shareholders from net investment income            0+++
                                                                -----

Net asset value, end of period                                  $1.00
                                                                -----
Total return                                                     0.25%
Ratios and supplemental data
Net assets, end of period (millions)                            $ 117
Ratios to average net assets
 Expenses++                                                      1.16%+
 Net investment income                                           2.91%+

                                Six Months Ended Year Ended January 31,
                                 July 31, 2000   --------------------------
                                  (unaudited)       2000        1999 (c)

CLASS Y SHARES

Net asset value, beginning of
 period                              $ 1.00      $      1.00   $     1.00
                                     ------      -----------   ----------
Net investment income                  0.02             0.03            0+++

Distributions to shareholders
 from net investment income           (0.02)           (0.03)           0+++
                                     ------      -----------   ----------

Net asset value, end of period       $ 1.00      $      1.00   $     1.00
                                     ------      -----------   ----------
Total return                           1.84%            3.01%        0.26%
Ratios and supplemental data
Net assets, end of period
 (millions)                          $    0      $         0   $        0
Ratios to average net assets
 Expenses++                            0.54%+           0.54%        0.65%+
 Net investment income                 3.55%+           3.07%        2.98%+

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period from June 30, 2000 (commencement of class operations) to July 31, 2000.
(c) For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.
+    Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+++  Represents an amount less than $0.01 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended Year Ended January 31,    Year Ended August 31,
                          July 31, 2000   ------------------------  ------------------------
                           (unaudited)     2000    1999   1998 (a)   1997    1996   1995 (b)

CLASS A SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Net investment income           0.03        0.05    0.05     0.02     0.05    0.05     0.03

Distributions to
 shareholders from net
 investment income             (0.03)      (0.05)  (0.05)   (0.02)   (0.05)  (0.05)   (0.03)
                              ------      ------  ------   ------   ------  ------   ------

Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Total return                    2.77%       4.68%   4.90%    2.08%    4.95%   5.05%    3.53%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $1,857      $8,931  $5,210   $2,910   $2,803  $1,755   $  685
Ratios to average net
 assets
 Expenses++                     0.83%+      0.83%   0.85%    0.89%+   0.79%   0.75%    0.81%+
 Net investment income          5.48%+      4.63%   4.78%    4.91%+   4.87%   4.86%    5.26%+

                         Six Months Ended Year Ended January 31,    Year Ended August 31,
                          July 31, 2000   ------------------------  ------------------------
                           (unaudited)     2000    1999   1998 (a)   1997    1996   1995 (c)

CLASS B SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Net investment income           0.02        0.04    0.04     0.02     0.04    0.04     0.03

Distributions to
 shareholders from net
 investment income             (0.02)      (0.04)  (0.04)   (0.02)   (0.04)  (0.04)   (0.03)
                              ------      ------  ------   ------   ------  ------   ------

Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Total return*                   2.42%       3.95%   4.18%    1.78%    4.22%   4.31%    2.78%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $   47      $   67  $   65   $   25   $   23  $   10   $    8
Ratios to average net
 assets
 Expenses++                     1.53%+      1.53%   1.55%    1.59%+   1.49%   1.45%    1.51%+
 Net investment income          4.79%+      3.89%   4.09%    4.22%+   4.16%   4.18%    4.54%+

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from January 4, 1995 (commencement of class operations) to August 31, 1995.
(c) For the period from January 26, 1995 (commencement of class operations) to August 31, 1995.
*    Excluding applicable sales charges.
+    Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended Year Ended January 31,
                          July 31, 2000   ------------------------     Period Ended
                           (unaudited)     2000    1999   1998 (a)  August 31, 1997 (b)

CLASS C SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00          $1.00
                              ------      ------  ------   ------          -----
Net investment income           0.02        0.04    0.04     0.02              0+++

Distributions to
 shareholders from net
 investment income             (0.02)      (0.04)  (0.04)   (0.02)             0+++
                              ------      ------  ------   ------          -----

Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00          $1.00
                              ------      ------  ------   ------          -----
Total return*                   2.42%       3.95%   4.18%    1.78%          0.37%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $    4      $    6  $    5   $    2          $   5
Ratios to average net
 assets
 Expenses++                     1.53%+      1.54%   1.55%    1.59%+         1.67%+
 Net investment income          4.78%+      3.95%   4.09%    4.20%+         4.42%+

                                                            Period Ended
                                                          July 31, 2000 (c)
                                                             (unaudited)

CLASS S SHARES

Net asset value, beginning of period                           $ 1.00
                                                               ------
Net investment income                                            0.01

Distributions to shareholders from net investment income        (0.01)
                                                               ------

Net asset value, end of period                                 $ 1.00
                                                               ------
Total return                                                     0.47%
Ratios and supplemental data
Net assets, end of period (millions)                           $9,634
Ratios to average net assets
 Expenses++                                                      1.15%+
 Net investment income                                           5.60%+

                                                                     Year Ended August
                         Six Months Ended Year Ended January 31,            31,
                          July 31, 2000   ------------------------  ----------------------
                           (unaudited)     2000    1999   1998 (a)   1997    1996    1995

CLASS Y SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00
                              ------      ------  ------   ------   ------  ------  ------
Net investment income           0.03        0.05    0.05     0.02     0.05    0.05    0.05

Distributions to
 shareholders from net
 investment income             (0.03)      (0.05)  (0.05)   (0.02)   (0.05)  (0.05)  (0.05)
                              ------      ------  ------   ------   ------  ------  ------

Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00
                              ------      ------  ------   ------   ------  ------  ------
Total return                    2.92%       4.99%   5.21%    2.21%    5.27%   5.36%   5.38%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $2,101      $1,909  $1,745   $  610   $  635  $  671  $  283
Ratios to average net
 assets
 Expenses++                     0.53%+      0.53%   0.55%    0.59%+   0.48%   0.45%   0.53%
 Net investment income          5.51%+      4.89%   5.07%    5.22%+   5.13%   5.16%   5.26%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.
(c) For the period from June 30, 2000 (commencement of class operations) to July 31, 2000.
*    Excluding applicable sales charges.
+    Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+++  Represents an amount less than $0.01 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended Year Ended January 31,    Year Ended August 31,
                          July 31, 2000   ------------------------  ------------------------
                           (unaudited)     2000    1999   1998 (a)   1997    1996   1995 (b)

CLASS A SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Net investment income           0.02        0.03    0.03     0.01     0.03    0.03     0.02
Distributions to
 shareholders from net
 investment income             (0.02)      (0.03)  (0.03)   (0.01)   (0.03)  (0.03)   (0.02)
                              ------      ------  ------   ------   ------  ------   ------

Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Total return                    1.80%       2.90%   3.07%    1.34%    3.13%   3.22%    2.24%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  135      $  708  $  737   $  672   $  667  $  661   $  555
Ratios to average net
 assets
 Expenses++                     0.86%+      0.86%   0.87%    0.88%+   0.83%   0.79%    0.78%+
 Net investment income          3.58%+      2.84%   3.02%    3.18%+   3.09%   3.14%    3.28%+

                                                            Period Ended
                                                          July 31, 2000 (c)
                                                             (unaudited)

CLASS S SHARES

Net asset value, beginning of period                            $1.00
                                                                -----
Net investment income                                               0+++
Distributions to shareholders from net investment income            0+++
                                                                -----

Net asset value, end of period                                  $1.00
                                                                -----
Total return                                                     0.27%
Ratios and supplemental data
Net assets, end of period (millions)                            $ 569
Ratios to average net assets
 Expenses++                                                      1.17%+
 Net investment income                                           3.19%+

                                                                         Year Ended
                         Six Months Ended Year Ended January 31,         August 31,
                          July 31, 2000   ------------------------  ----------------------
                           (unaudited)     2000    1999   1998 (a)   1997    1996   1995

CLASS Y SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00
                              ------      ------  ------   ------   ------  ------  ------
Net investment income           0.02        0.03    0.03     0.01     0.03    0.03    0.04
Distributions to
 shareholders from net
 investment income             (0.02)      (0.03)  (0.03)   (0.01)   (0.03)  (0.03)  (0.04)
                              ------      ------  ------   ------   ------  ------  ------

Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00
                              ------      ------  ------   ------   ------  ------  ------
Total return                    1.95%       3.21%   3.38%    1.47%    3.44%   3.53%   3.59%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  485      $  591  $  540   $  386   $  378  $  617  $  421
Ratios to average net
 assets
 Expenses++                     0.56%+      0.56%   0.57%    0.58%+   0.53%   0.49%   0.50%
 Net investment income          3.86%+      3.15%   3.30%    3.46%+   3.37%   3.44%   3.53%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from January 5, 1995 (commencement of class operations) to August 31, 1995.
(c) For the period from June 30, 2000 (commencement of class operations) to July 31, 2000.
+    Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+++  Represents an amount less than $0.01 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                Six Months Ended Year Ended January 31,
                                 July 31, 2000   ----------------------
                                  (unaudited)       2000        1999 (a)

CLASS A SHARES

Net asset value, beginning of
 period                              $ 1.00      $      1.00   $      1.00
                                     ------      -----------   -----------
Net investment income                  0.02             0.03          0.01

Distributions to shareholders
 from net investment income           (0.02)           (0.03)        (0.01)
                                     ------      -----------   -----------

Net asset value, end of period       $ 1.00      $      1.00   $      1.00
                                     ------      -----------   -----------
Total return                           1.69%            2.59%         0.66%
Ratios and supplemental data
Net assets, end of period
 (millions)                          $   36      $       111   $        95
Ratios to average net assets
 Expenses++                            0.81%+           0.84%         0.85%+
 Net investment income                 3.39%+           2.57%         2.46%+

                                                           Period Ended
                                                          July 31, 2000
                                                          (unaudited) (b)

CLASS S SHARES

Net asset value, beginning of period                           $1.00
                                                               -----
Net investment income                                              0+++

Distributions to shareholders from net investment income           0+++
                                                               -----

Net asset value, end of period                                 $1.00
                                                               -----
Total return                                                    0.25%
Ratios and supplemental data
Net assets, end of period (millions)                           $  83
Ratios to average net assets
 Expenses++                                                     1.12%+
 Net investment income                                          2.94%+

                                        Six Months Ended
                                         July 31, 2000       Period Ended
                                          (unaudited)    January 31, 2000 (c)

CLASS Y SHARES

Net asset value, beginning of period         $ 1.00             $ 1.00
                                             ------             ------
Net investment income                          0.02               0.02

Distributions to shareholders from net
 investment income                            (0.02)             (0.02)
                                             ------             ------

Net asset value, end of period               $ 1.00             $ 1.00
                                             ------             ------
Total return                                   1.84%              2.47%
Ratios and supplemental data
Net assets, end of period (millions)         $    2             $    2
Ratios to average net assets
 Expenses++                                    0.52%+             0.52%+
 Net investment income                         3.67%+             3.06%+

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period from June 30, 2000 (commencement of class operations) to July 31, 2000.
(c) For the period from April 5, 1999 (commencement of class operations) to January 31, 2000.
+    Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+++  Represents an amount less than $0.01 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended Year Ended January 31,    Year Ended August 31,
                          July 31, 2000   ------------------------  ------------------------      Period Ended
                           (unaudited)     2000    1999   1998 (a)    1997       1996 (b)     February 29, 1996 (c)

CLASS A SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00          $ 1.00
                              ------      ------  ------   ------   ----------   ----------          ------
Net investment income           0.02        0.03    0.03     0.01         0.03         0.01            0.02

Distributions to
 shareholders from net
 investment income             (0.02)      (0.03)  (0.03)   (0.01)       (0.03)       (0.01)          (0.02)
                              ------      ------  ------   ------   ----------   ----------          ------

Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00          $ 1.00
                              ------      ------  ------   ------   ----------   ----------          ------
Total return                    1.79%       2.90%   2.96%    1.34%        3.05%        1.49%           1.72%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $   28      $  125  $   96   $   37   $       36   $       22          $    4
Ratios to average net
 assets
 Expenses++                     0.65%+     0.60%    0.61%    0.61%+       0.60%        0.55%+          0.47%+
 Net investment income          3.58%+      2.87%   2.90%    3.15%+       3.01%        2.97%+          3.14%+

                                                            Period Ended
                                                          July 31, 2000 (d)
                                                             (unaudited)

CLASS S SHARES

Net asset value, beginning of period                            $1.00
                                                                -----
Net investment income                                               0+++

Distributions to shareholders from net investment income            0+++
                                                                -----

Net asset value, end of period                                  $1.00
                                                                -----
Total return                                                     0.26%
Ratios and supplemental data
Net assets, end of period (millions)                            $ 124
Ratios to average net assets
 Expenses++                                                      1.10%+
 Net investment income                                           3.04%+

                         Six Months Ended Year Ended January 31,    Year Ended August 31,     Year Ended February 28,
                          July 31, 2000   ------------------------  ------------------------  ------------------------
                           (unaudited)     2000    1999   1998 (a)    1997       1996 (b)        1996         1995

CLASS Y SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00   $      1.00  $      1.00
                              ------      ------  ------   ------   ----------   ----------   -----------  -----------
Net investment income           0.02        0.03    0.03     0.01         0.03         0.01          0.03         0.03

Distributions to
 shareholders from net
 investment income             (0.02)      (0.03)  (0.03)   (0.01)       (0.03)       (0.01)        (0.03)       (0.03)
                              ------      ------  ------   ------   ----------   ----------   -----------  -----------

Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00   $      1.00  $      1.00
                              ------      ------  ------   ------   ----------   ----------   -----------  -----------
Total return                    1.86%       3.00%   3.07%    1.38%        3.15%        1.51%         3.55%        2.81%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $   52      $   62  $   40   $   33   $       32   $       48   $        83  $        44
Ratios to average net
 assets
 Expenses++                     0.49%+      0.50%   0.52%    0.51%+       0.50%        0.50%+        0.37%        0.33%
 Net investment income          3.68%+      2.98%   3.02%    3.26%+       3.10%        2.92%+        3.42%        3.09%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31, effective August 31, 1996.
(c) For the period from August 22, 1995 (commencement of class operations) to February 29, 1996.
(d) For the period from June 30, 2000 (commencement of class operations) to July 31, 2000.
+    Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+++  Represents an amount less than $0.01 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Treasury Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended Year Ended January 31,    Year Ended August 31,
                          July 31, 2000   ------------------------  ------------------------
                           (unaudited)     2000    1999   1998 (a)   1997    1996   1995 (b)

CLASS A SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Net investment income           0.03        0.04    0.05     0.02     0.05    0.05     0.03
                              ------      ------  ------   ------   ------  ------   ------
Distributions to
 shareholders from net
 investment income             (0.03)      (0.04)  (0.05)   (0.02)   (0.05)  (0.05)   (0.03)
                              ------      ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Total return                    2.67%       4.38%   4.75%    2.07%    4.82%   4.98%    3.58%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  712      $2,828  $3,366   $2,616   $2,485  $2,608   $1,178
Ratios to average net
 assets
 Expenses++                     0.74%+      0.74%   0.73%    0.73%+   0.72%   0.69%    0.63%+
 Net investment income          5.24%+      4.28%   4.63%    4.89%+   4.73%   4.76%    5.30%+

                                                            Period Ended
                                                          July 31, 2000 (c)
                                                             (unaudited)

CLASS S SHARES

Net asset value, beginning of period                           $ 1.00
                                                               ------
Net investment income                                            0.01
                                                               ------

Distributions to shareholders from net investment income        (0.01)

Net asset value, end of period                                 $ 1.00
                                                               ------
Total return                                                     0.46%
Ratios and supplemental data
Net assets, end of period (millions)                           $2,058
Ratios to average net assets
 Expenses++                                                      1.03%+
 Net investment income                                           5.39%+

                         Six Months Ended Year Ended January 31,    Year Ended August 31,
                          July 31, 2000   ------------------------  ------------------------
                           (unaudited)     2000    1999   1998 (a)   1997    1996   1995 (b)

CLASS Y SHARES

Net asset value,
 beginning of period          $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Net investment income           0.03        0.05    0.05     0.02     0.05    0.05     0.04

Distributions to
 shareholders from net
 investment income             (0.03)      (0.05)  (0.05)   (0.02)   (0.05)  (0.05)   (0.04)
                              ------      ------  ------   ------   ------  ------   ------

Net asset value, end of
 period                       $ 1.00      $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                              ------      ------  ------   ------   ------  ------   ------
Total return                    2.82%       4.69%   5.07%    2.20%    5.14%   5.29%    3.78%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  905      $1,034  $1,045   $  572   $  547  $  760   $  277
Ratios to average net
 assets
 Expenses++                     0.44%+      0.44%   0.43%    0.43%+   0.42%   0.39%    0.33%+
 Net investment income          5.56%+      4.58%   4.89%    5.19%+   5.02%   5.12%    5.60%+

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(c) For the period from June 30, 2000 (commencement of class operations) to July 31, 2000.
+    Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Florida Municipal Money Market Fund
                            Schedule of Investments
                           July 31, 2000 (unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 99.3%
            Delaware - 0.2%
 $  200,000 Delaware EDA RB, Delmarva Pwr. & Light Co. Proj.,
             Ser. 1987-A,
             (Gtd. by Delmarva Pwr. & Light Co.),
             4.60%, VRDN........................................   $    200,000
                                                                   ------------
            Florida - 89.3%
  1,350,000 Broward Cnty., FL Hsg. Fin. Auth. RB, Mtge. Tender
             Option Bonds, Ser. D, (LOC: Citibank, NA & Coll. by
             GNMA), 4.40%, 11/1/2000............................      1,350,000
            Clipper Florida Tax Exempt Trust COP:
  3,135,000 Ser. 2000-1, Class A,
            (LOC: State Street Bank, NA & Insd. by FSA),
            4.53%, VRDN.........................................      3,135,000
  3,857,000 Ser. 2000-3, Class A,
            (LOC: State Street Bank, NA & Insd. by MBIA),
            4.53%, VRDN.........................................      3,857,000
            Dade Cnty., FL IDA RB:
  2,325,000 FL Convalescent Assoc. Proj., Ser. 1986,
            (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.40%, VRDN..      2,325,000
    150,000 Jay W. Lotspeich Proj.,
            (LOC: Dai-Ichi Kangyo Bank, Ltd.),
            5.25%, VRDN.........................................        150,000
    400,000 Pot Co., Inc., (LOC: Dai-Ichi Kangyo Bank, Ltd.),
            5.25%, VRDN.........................................        400,000
    950,000 Quipp Inc. Proj.,
            (LOC: Bank of America, NA),
            4.40%, VRDN.........................................        950,000
  4,700,000 Escambia Cnty, FL SFHRB, PFOTER, (Liq.: Merrill
             Lynch & Co., Inc. & Coll. by GNMA),
             4.36%, VRDN........................................      4,700,000
  3,500,000 Escambia Cnty., FL IDRB, Daws Mfg. Co., Inc. Proj.,
             (LOC: Amsouth Bank, NA),
             4.43%, VRDN........................................      3,500,000
  6,100,000 Florida Board of Ed. Capital Outlay, Eagle Trust
             Certificate, (LOC: Citibank, NA),
             4.33%, VRDN 144A ..................................      6,100,000
  4,200,000 Florida Board of Ed. RB, ABN AMRO Munitops
             Certificates Trust, Ser. 1998-9, (Liq.: ABN
             AMRO Bank NV & Insd. by FSA),
             4.31%, VRDN 144A...................................      4,200,000
    910,000 Florida Dev. Fin. Corp. IDRB, Suncoast Bakeries,
             Inc., Ser. A-1, (LOC: SunTrust Banks, NA),
             4.45%, VRDN........................................        910,000
            Florida HFA MHRB:
  4,000,000 Buchanan Bay Townhomes, (LOC: Chase Manhattan Bank,
            NA), 4.50%, VRDN....................................      4,000,000
  6,100,000 Falls of Venice Proj., (Coll. by FNMA), 4.45%,
            VRDN................................................      6,100,000
  3,000,000 Halifax, FL Med. Ctr. TAN, (LOC: Bank of America,
            NA), 4.50%, 3/15/2001...............................      3,005,346

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Florida - continued
            Florida HFA MHRB - continued:
 $5,750,000 Hernando Cnty., FL IDRB, Moore McCormack Resources,
            (LOC: Societe Generale Bank, SA), 4.42%, VRDN.......   $  5,750,000
            Hillsborough Cnty., FL IDRB:
  1,795,000 Berry Packaging, Inc.,
            (LOC: Bank of America, NA),
            4.40%, VRDN.........................................      1,795,000
    400,000 Serigraphic Arts, Inc. Proj.,
            (LOC: Dai-Ichi Kangyo Bank,Ltd.), 5.25%, VRDN.......        400,000
  3,600,000 Hillsborough Cnty., FL Sch. Brd. COP, Ser. 2000-E,
             (LOC: Bank of America, NA & Insd. by MBIA),
             4.38%, VRDN........................................      3,600,000
  1,300,000 Jacksonville, FL Econ. Dev. Commission IDRB, Crown
             Products Co., Inc., (LOC: SunTrust Banks, NA),
             4.45%, VRDN........................................      1,300,000
  3,000,000 Jacksonville, FL Elec. Auth. RB, Bulk Pwr. Supply,
             Prerefunded, 6.75%, 10/1/2000......................      3,058,313
    900,000 Jacksonville, FL IDRB, Univ. of FL Hlth. Science
             Ctr., (LOC: Bank of America, NA),
             4.50%, VRDN........................................        900,000
    485,000 Miami-Dade Cnty., FL GO, Parks Program, (Insd. by
             FGIC), 7.25%, 11/1/2000............................        488,903
  6,590,000 Miami-Dade Cnty., FL HFA MHRB, PFOTER, (Liq.:
             Merrill Lynch & Co., Inc.),
             4.48%, VRDN........................................      6,590,000
  1,525,000 Miami-Dade Cnty., FL IDA RB, Futurama Proj., (LOC:
             SouthTrust Bank, NA),
             4.43%, VRDN........................................      1,525,000
  1,500,000 Orange Cnty., FL HFA Homeowner RB, Ser. A-2, (Coll.
             by FNMA & GNMA),
             3.95%, 12/1/2000...................................      1,500,000
  3,000,000 Orange Cnty., FL HFA MHRB, Oakwood Proj., Ser. 1985-
             E, (LOC: Fleet Bank, NA),
             3.75%, 10/1/2000...................................      3,000,000
  2,300,000 Orange Cnty., FL Hlth. Facs. Auth. RB, MSTR Ser. SAK
             11, (LOC: Bank of New York, NA & Insd. by MBIA),
             4.41%, VRDN........................................      2,300,000
  3,750,000 Palm Beach Cnty., FL SFHRB, Ser.A-2, (Insd. by FNMA
             & GNMA), 4.65%, 5/1/2001...........................      3,750,000
  2,200,000 Pasco Cnty. FL IDRB, Pacific Med. Inc. Proj., (LOC:
             Bank of America, NA), 4.40%, VRDN..................      2,200,000
  3,090,000 Polk Cnty., FL IDA RB, Sun Orchard, FL, Inc. Proj.,
             (LOC: Bank One, NA), 4.50%, VRDN...................      3,090,000
 11,040,000 Punta Gorda, FL Hlth. Facs. RB, Ser. 321, (Liq.:
             Morgan Stanley Dean Witter, Inc. & Insd. by FSA),
             4.45%, VRDN........................................     11,040,000

                                   EVERGREEN
                      Florida Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Florida - continued
            Putnam Cnty., FL Dev. Auth. PCRB,Seminole Elec.
             Corp.,
             (Gtd. by Rural Util. Svcs. Corp.):
 $3,500,000 Ser. D,
            4.35%, 12/15/2000...................................   $  3,500,000
  3,000,000 Ser. H3,
            4.05%, 9/15/2000....................................      3,000,000
  2,000,000 Ser. H4,
            4.05%, 9/15/2000....................................      2,000,000
  3,235,000 Seminole Cnty., FL Sch. Dist. GO, (Insd. by MBIA),
             5.70%, 8/1/2000....................................      3,235,000
  1,665,000 St. John's Cnty., FL IDA RB, Bronz-Glow Technologies
             Proj., (LOC: SouthTrust Bank, NA),
             4.53%, VRDN........................................      1,665,000
  2,300,000 St. Lucie Cnty., FL Solid Wst. Disp. RB, FL Pwr. &
             Light Co. Proj.,
             (Gtd. by FL Pwr. & Light Co.),
             4.40%, VRDN........................................      2,300,000
  1,260,000 St. Petersburg , FL Hlth. Fac. Auth. RB, FL Blood
             Svcs., Inc. Proj., (LOC: SouthTrust Bank, NA),
             4.33%, VRDN........................................      1,260,000
    485,000 Tamarac, FL IDRB, Tamarac Business Ctr. Proj., (LOC:
             Bank of America, NA), 4.40%, VRDN..................        485,000
  2,300,000 Tampa Bay, FL Wtr. Util. Sys. RB, Ser. 98-112,
             (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by
             FGIC), 4.33%, VRDN.................................      2,300,000
    800,000 Tampa, FL Hlth. Sys. RB, Catholic Hlth. Sys., Ser.
             A-3, (Insd. by MBIA), 4.50%, 11/15/2000............        800,776
  1,000,000 Univ. Community Hosp. Inc., FL Hosp. RB,
             Prerefunded,
             7.50%, 9/1/2000....................................      1,022,495
                                                                   ------------
                                                                    118,537,833
                                                                   ------------

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Georgia - 2.6%
 $3,500,000 Bibb Cnty., GA GO, CDC Program, Ser. 1998-C, Class
             A, (LOC: Caisse de Depots et Consignations (CDC)),
             4.40%, VRDN........................................   $  3,500,000
                                                                   ------------
            Illinois - 2.9%
  1,000,000 Chicago, IL IDA RB, Elis Chicago Finest, Inc. Proj.,
             (LOC: American National Bank & Trust Co.),
             4.45%, VRDN........................................      1,000,000
  1,800,000 Illinois Dev. Auth. RB, PFOTER, (Liq.: Merrill Lynch
             & Co., Inc.), 4.43%, VRDN 144A.....................      1,800,000
  1,100,000 Illinois Hlth. Fac. Auth. RB, Central Dupage Hlth.
             Proj., Ser. B, (LOC: American National Bank & Trust
             Co.), 4.35%, VRDN..................................      1,100,000
                                                                   ------------
                                                                      3,900,000
                                                                   ------------
            Indiana - 2.0%
  2,700,000 Wabash IN, EDRB, Martin Yale Inds. Proj., (LOC: Bank
             One, NA), 4.50%, VRDN..............................      2,700,000
                                                                   ------------
            Texas - 2.3%
            Brazos River TX, Harbor Navigation Dist. RB, Dow
             Chemical Co. Proj.:
             (Gtd. by Dow Chemical Co.),
  1,200,000 Ser. 1996, 4.45%, VRDN..............................      1,200,000
  1,900,000 Ser. 2000, 4.45%, VRDN..............................      1,900,000
                                                                   ------------
                                                                      3,100,000
                                                                   ------------

            Total Investments -
             (cost $131,937,833)..........................    99.3%  131,937,833
            Other Assets and
             Liabilities - net............................     0.7       887,706
                                                             -----  ------------
            Net Assets....................................   100.0% $132,825,539
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                               Money Market Fund
                            Schedule of Investments
                           July 31, 2000 (unaudited)

  Principal
    Amount                                                            Value

 COMMERCIAL PAPER - 60.8%
              Asset Backed - 44.9%
              ASAP Fdg. Ltd.:
 $ 50,000,000 6.58%, 8/25/2000.................................  $    49,780,667
   50,000,000 6.59%, 8/29/2000.................................       49,743,722
   60,000,000 6.60%, 8/1/2000..................................       60,000,000
   75,000,000 6.60%, 8/16/2000.................................       74,793,750
   52,150,000 6.61%, 8/7/2000..................................       52,092,548
  100,000,000 6.63%, 8/3/2000..................................       99,963,167
              Asset One Securitization LLC:
   42,423,000 6.54%, 8/11/2000.................................       42,345,932
  100,748,000 6.54%, 8/21/2000.................................      100,381,949
   50,000,000 6.56%, 8/18/2000.................................       49,845,111
   50,000,000 6.56%, 8/23/2000.................................       49,799,555
   66,500,000 6.57%, 8/2/2000..................................       66,487,864
   65,000,000 6.57%, 8/3/2000..................................       64,976,275
   44,492,000 6.61%, 8/14/2000.................................       44,385,800
              Atlantic Asset Securitization Corp.:
  100,000,000 6.53%, 8/15/2000.................................       99,746,055
  116,881,000 6.53%, 8/21/2000.................................      116,456,982
   87,309,000 6.54%, 8/15/2000.................................       87,086,944
              Barton Capital Corp.:
   53,694,000 6.53%, 8/28/2000.................................       53,431,034
   55,855,000 6.67%, 8/9/2000..................................       55,772,210
              Bavaria Universal Fdg.:
   65,000,000 6.54%, 8/16/2000.................................       64,822,875
   75,000,000 6.55%, 8/11/2000.................................       74,863,542
   75,000,000 6.57%, 10/13/2000................................       74,000,812
              Bills Securitization:
   50,000,000 6.56%, 10/19/2000................................       49,280,222
  100,000,000 6.56%, 10/20/2000................................       98,542,223
  150,000,000 6.63%, 9/13/2000.................................      148,812,125
              Brahms Fdg. Corp.:
  100,000,000 6.647%, 9/18/2000................................       99,113,734
  150,000,000 6.695%, 8/23/2000................................      149,386,292
              Check Point Charlie, Inc.:
   33,675,000 6.55%, 8/8/2000..................................       33,632,111
   75,440,000 6.55%, 8/11/2000.................................       75,302,741
  100,000,000 6.55%, 8/17/2000.................................       99,708,889
   72,470,000 6.55%, 8/23/2000.................................       72,179,919
   50,860,000 6.58%, 10/24/2000................................       50,079,129
   87,895,000 6.60%, 10/3/2000.................................       86,879,813
  113,150,000 6.60%, 10/20/2000................................      111,490,466
   60,000,000 Compass Security,
              6.55%, 8/4/2000..................................       59,967,250
              Countrywide Fdg. Corp.:
   89,000,000 6.55%, 8/11/2000.................................       88,838,070
   50,000,000 6.55%, 8/18/2000.................................       49,845,347
   50,000,000 6.55%, 8/28/2000.................................       49,754,375
   50,000,000 6.75%, 8/1/2000..................................       50,000,000
              Crown Point Capital Co.:
   20,195,000 6.54%, 8/11/2000.................................       20,158,312
  114,177,000 6.54%, 8/14/2000.................................      113,907,352
   32,221,000 6.54%, 8/16/2000.................................       32,133,198
   55,643,000 6.55%, 9/19/2000.................................       55,146,927
   50,510,000 6.55%, 9/20/2000.................................       50,050,500

  Principal
    Amount                                                            Value

 COMMERCIAL PAPER - continued
              Asset Backed - continued
              Crown Point Capital Co., continued:
 $100,000,000 6.56%, 10/6/2000.................................  $    98,797,333
  100,000,000 6.60%, 10/6/2000.................................       98,790,000
   84,310,000 6.68%, 8/17/2000.................................       84,059,693
              Four Winds Fdg. Corp.:
   50,000,000 6.54%, 8/31/2000.................................       49,727,500
   66,450,000 6.56%, 9/7/2000..................................       66,001,979
              Galaxy Fdg. Inc.:
   50,000,000 6.54%, 8/10/2000.................................       49,918,250
   30,000,000 6.56%, 9/7/2000..................................       29,797,733
   85,529,000 6.56%, 9/11/2000.................................       84,890,003
   46,396,000 6.57%, 10/10/2000................................       45,803,291
   50,000,000 6.58%, 10/24/2000................................       49,232,334
   75,000,000 6.60%, 10/10/2000................................       74,037,500
  100,000,000 6.61%, 8/17/2000.................................       99,706,222
              Greenwich Fdg. Corp.:
   51,601,000 6.54%, 8/10/2000.................................       51,516,632
   68,477,000 6.54%, 9/19/2000.................................       67,867,441
   37,836,000 6.57%, 8/7/2000..................................       37,794,570
   63,799,000 6.62%, 8/1/2000..................................       63,799,000
              Halogen Capital Co.:
  107,594,000 6.54%, 8/16/2000.................................      107,300,806
  206,471,000 6.54%, 8/17/2000.................................      205,870,857
  127,697,000 6.55%, 10/17/2000................................      125,908,001
              Lake Front Co.:
   24,245,000 6.57%, 8/17/2000.................................       24,174,204
   50,000,000 6.59%, 8/18/2000.................................       49,844,403
              Lexington Parker Capital Corp.:
   58,000,000 6.53%, 8/3/2000..................................       57,978,959
  100,000,000 6.64%, 8/29/2000.................................       99,990,401
              Lyon Short Term Fdg. Corp.:
   50,276,000 6.54%, 8/9/2000..................................       50,202,932
   50,869,000 6.64%, 9/5/2000..................................       50,540,613
              Moat Fdg., LLC:
   70,000,000 6.54%, 8/30/2000.................................       69,631,217
   50,000,000 6.57%, 8/2/2000..................................       49,990,875
              MPF, Ltd.:
   40,000,000 6.56%, 8/11/2000.................................       39,927,111
   59,795,000 6.57%, 8/11/2000.................................       59,685,874
              Seven Hills Fdg. Corp.:
   30,000,000 6.55%, 8/4/2000..................................       29,983,625
   46,581,000 6.58%, 8/2/2000..................................       46,572,486
              Sheffield Receivables Corp.:
  142,300,000 6.52%, 8/23/2000.................................      141,733,014
   91,000,000 6.54%, 8/15/2000.................................       90,768,557
  100,000,000 6.60%, 8/16/2000.................................       99,725,000
              Tannehill Capital Co.:
  104,860,000 6.60%, 10/16/2000................................      103,398,951
  150,000,000 6.60%, 10/17/2000................................      147,882,500
   64,728,000 Thames Asset Global Securitization,
               6.54%, 8/15/2000................................       64,563,375
   63,217,000 Three Pillars Fdg. Corp.,
               6.54%, 9/15/2000................................       62,700,201

                                   EVERGREEN
                               Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

  Principal
    Amount                                                            Value

 COMMERCIAL PAPER - continued
              Asset Backed - continued
 $223,100,000 Trident Capital Fin., Inc.,
               6.54%, 8/9/2000................................   $   222,775,761
                                                                 ---------------
                                                                   6,127,874,993
                                                                 ---------------
              Banks - 1.6%
   50,000,000 Citibank Credit Card,
               6.55%, 9/21/2000...............................        49,536,041
   70,000,000 First USA Bank NA,
               5.95%, 9/29/2000...............................        69,994,594
  100,000,000 UBS Fin., Inc.,
               6.64%, 8/1/2000................................       100,000,000
                                                                 ---------------
                                                                     219,530,635
                                                                 ---------------
              Diversified Financials - 10.8%
              Concord Minutemen Capital Corp.:
   75,000,000 6.53%, 8/24/2000................................        74,687,104
   75,456,000 6.54%, 8/16/2000................................        75,250,383
  125,000,000 6.54%, 8/17/2000................................       124,636,667
   70,000,000 6.55%, 8/15/2000................................        69,821,694
  115,860,000 6.55%, 8/24/2000................................       115,375,158
   89,427,000 6.56%, 10/16/2000...............................        88,188,535
              Montauk Fdg. Corp.:
   75,000,000 6.58%, 8/1/2000.................................        75,000,000
  125,000,000 6.67%, 8/8/2000.................................       124,837,882
   50,000,000 Moriarty, Ltd., 6.56%, 10/13/2000...............        49,334,889
              MPF Ltd.:
   30,000,000 6.58%, 8/4/2000.................................        29,983,550
   75,000,000 6.62%, 8/18/2000................................        74,765,541
   44,050,000 6.63%, 8/29/2000................................        43,822,849
   75,000,000 Orix America, Inc., FRN, 6.75%, 8/4/2000........        75,000,000
   20,000,000 Peoples Security Life, 6.03%, 8/10/2000.........        20,000,000
              Westways Fdg. Corp.:
   88,500,000 6.55%, 8/17/2000................................        88,242,367
   42,000,000 6.68%, 8/1/2000.................................        42,000,000
              Westways Fdg. Corp. I:
   92,636,000 6.56%, 10/17/2000...............................        91,336,214
  107,000,000 6.58%, 10/10/2000...............................       105,630,994
   98,900,000 Westways Fdg. Corp. II, 6.56%, 8/14/2000........        98,665,717
                                                                 ---------------
                                                                   1,466,579,544
                                                                 ---------------
              Diversified Telecommunication Services - 1.5%
              MCI Worldcom, Inc.:
   50,000,000 6.35%, 1/29/2001................................        48,404,686
   50,000,000 6.69%, 8/7/2000.................................        50,000,000
  100,000,000 Vodafone Airtouch Plc, 6.55%, 8/10/2000.........        99,836,250
                                                                 ---------------
                                                                     198,240,936
                                                                 ---------------
              Household Durables - 0.4%
   55,000,000 Target Corp.,
               6.67%, 8/1/2000................................        55,000,000
                                                                 ---------------

  Principal
    Amount                                                           Value

 COMMERCIAL PAPER - continued
              Wireless Telecommunications Services - 1.6%
              AT&T Corp.:
 $100,000,000 7.09%, 7/13/2001...............................   $   100,000,000
  125,000,000 7.27%, 6/14/2001...............................       125,000,000
                                                                ---------------
                                                                    225,000,000
                                                                ---------------
              Total Commercial Paper
               (cost $8,292,226,108).........................     8,292,226,108
                                                                ---------------
 CORPORATE BONDS - 34.6%
              Asset Backed - 3.8%
              Asset Backed Capital Fin. Co.:
  100,000,000 6.66%, 2/20/2001...............................       100,005,113
   75,000,000 6.83%, 2/27/2001...............................        75,000,000
  116,600,000 Sears Roebuck Acceptance Corp. MTN,
               6.16%, 9/20/2000..............................       116,613,004
  125,000,000 Strategic Money Market Trust Notes,
               6.81%, 9/13/2000..............................       125,000,000
              Syndicated Loan Fdg.:
   50,000,000 6.89%, 8/15/2000...............................        50,000,000
   50,000,000 7.31%, 6/15/2001...............................        50,000,000
                                                                ---------------
                                                                    516,618,117
                                                                ---------------
              Banks - 4.6%
   75,000,000 Bank One Corp., MTN,
               6.71%, 8/7/2000...............................        75,027,769
   25,000,000 FCC Natl. Bank Wilmington, DE,
               5.15%, 2/5/2001...............................        24,807,877
   50,000,000 Key Bank MTN,
               5.07%, 8/1/2000...............................        50,000,000
   50,000,000 Natl. Bank Commerce Memphis, TN FRN,
               6.63%, 8/18/2000..............................        49,985,864
  100,000,000 U.S. Bank Natl. Assn., Minneapollis,
               6.72%, 2/8/2001...............................        99,968,774
              Union Planters Bank:
  135,000,000 6.72%, 10/27/2000..............................       134,866,534
  100,000,000 6.93%, 9/8/2000................................       100,006,733
  100,000,000 6.97%, 8/22/2000...............................       100,003,752
                                                                ---------------
                                                                    634,667,303
                                                                ---------------
              Brokers - 15.9%
              Bear Stearns Co., Inc., MTN:
   50,000,000 6.30%, 1/12/2001...............................        49,987,576
  100,000,000 6.60%, 1/19/2001...............................       100,000,000
   40,000,000 6.68%, 8/4/2000................................        40,008,859
   50,000,000 6.79%, 2/26/2001...............................        50,000,000
   30,000,000 6.82%, 8/7/2000................................        30,020,122
  135,000,000 7.12%, 8/21/2001...............................       135,000,000
  100,000,000 Beta Fin., Inc.,
               6.66%, 2/5/2001...............................       100,000,000
   50,000,000 Caterpillar Finl. Svcs.,
               6.795%, 10/7/2000.............................        49,981,458
   68,883,344 Conseco Fin. Vehicle Trust, Notes, Ser. 1999-B,
               Class A,
               6.79%, 8/15/2000..............................        68,883,344

                                   EVERGREEN
                               Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

  Principal
    Amount                                                           Value

 CORPORATE BONDS - continued
              Brokers - continued
              Donaldson Lufkin & Jenrette, Inc.:
 $ 50,000,000 6.20%, 12/15/2000..............................   $    50,000,000
   50,000,000 6.43%, 1/3/2001................................        50,000,000
   50,000,000 6.91%, 2/27/2001...............................        50,000,000
              Donaldson Lufkin & Jenrette, Inc., MTN:
   60,000,000 6.45%, 1/8/2001................................        60,000,000
   35,000,000 6.60%, 8/7/2000................................        34,961,500
  100,000,000 7.35%, 7/9/2001................................       100,000,000
   25,000,000 7.60%, 6/22/2001...............................        25,000,000
              Goldman Sachs Group, Inc., LP:
   75,000,000 6.00%, 8/7/2000................................        75,000,000
   30,000,000 6.86%, 8/15/2000...............................        30,116,492
  150,000,000 JP Morgan & Co., Inc.,
               7.07%, 8/1/2000...............................       150,000,000
              Lehman Brothers Holdings, Inc.:
   46,675,000 6.625%, 11/15/2000.............................        46,700,995
   60,000,000 6.78%, 8/23/2000...............................        60,000,000
   82,000,000 6.87%, 8/1/2000................................        82,077,942
   24,750,000 6.90%, 1/29/2001...............................        24,765,162
   67,000,000 6.97%, 8/29/2000...............................        67,105,283
   13,000,000 7.29%, 9/25/2000...............................        13,019,146
              Lehman Brothers Holdings, Inc., MTN:
   32,285,000 6.33%, 8/1/2000................................        32,285,000
   56,145,000 6.375%, 3/15/2001..............................        55,997,591
   50,000,000 6.50%, 9/25/2000...............................        49,997,001
              Morgan Stanley Dean Witter, Inc.:
  125,000,000 6.65%, 8/15/2000...............................       125,000,000
   68,000,000 7.32%, 8/14/2000...............................        68,122,106
  150,000,000 Northern Rock Plc, 6.87%, 4/20/2001............       150,000,000
              Paine Webber Group, Inc. MTN:
   45,000,000 6.04%, 9/1/2000................................        45,000,000
   45,000,000 6.48%, 12/1/2000...............................        45,000,000
   49,000,000 7.54%, 6/18/2001...............................        49,000,000
                                                                ---------------
                                                                  2,163,029,577
                                                                ---------------
              Diversified Financials - 8.8%
  100,000,000 Anchor Natl. Life, 6.82%, 10/24/2000...........       100,000,000
  150,000,000 Asset Backed Capital Fin. Co., 7.36%,
               5/15/2001.....................................       150,000,000
   17,985,000 AT&T Capital Corp., 7.50%, 11/15/2000..........        18,068,091
   34,000,000 Caterpillar Finl. Svcs., 5.23%, 3/1/2001.......        33,730,301
   45,000,000 Chrysler Finl. Corp. MTN, 5.25%, 10/19/2000....        44,913,805
  100,000,000 CIT Group Inc., 6.68%, 10/16/2000..............        99,907,816
  100,000,000 Countrywide Fdg. Corp. MTN, 7.25%, 5/8/2001....        99,978,520
   35,256,000 Ford Motor Credit Co., Notes, 6.85%,
               8/15/2000.....................................        35,267,206
   25,000,000 GMAC MTN,
               5.40%, 2/26/2001..............................        24,823,784

  Principal
    Amount                                                           Value

 CORPORATE BONDS - continued
              Diversified Financials - continued
              Heller Finl., Inc. MTN:
 $ 15,390,000 5.48%, 2/5/2001................................   $    15,286,429
   21,350,000 5.875%, 11/1/2000..............................        21,320,211
   24,000,000 6.25%, 3/1/2001................................        23,913,173
   40,000,000 6.64%, 8/2/2000................................        40,044,519
   35,000,000 7.10%, 9/25/2000...............................        35,014,789
   48,000,000 Intl. Lease Fin. Corp., 5.875%, 1/15/2001......        47,844,317
              John Deere Capital Corp. MTN:
   73,250,000 6.75%, 3/7/2001................................        73,250,000
   25,000,000 7.14%, 6/20/2001...............................        24,989,602
   20,000,000 Morgan Stanley Dean Witter, Inc., 6.90%,
               9/12/2000.....................................        20,000,000
              RACERS, FRN:
  100,000,000 6.73%, 8/15/2000...............................       100,000,000
   40,000,000 6.88%, 10/26/2000..............................        39,994,028
  150,000,000 Transamerica Fin. Corp., MTN, 6.70%,
               8/15/2000.....................................       150,000,000
                                                                ---------------
                                                                  1,198,346,591
                                                                ---------------
              Diversified Telecommunication Services - 1.5%
  100,000,000 GTE Corp.,
               6.76%, 10/11/2000.............................        99,966,667
  100,000,000 Vodafone Airtouch Plc, 6.86%, 9/21/2000........       100,000,000
                                                                ---------------
                                                                    199,966,667
                                                                ---------------
              Total Corporate Bonds
               (cost $4,712,628,255).........................     4,712,628,255
                                                                ---------------
 FUNDING AGREEMENTS - 2.7%
   50,000,000 Allstate Life Insurance Co., 6.91%, 3/15/2001..        50,000,000
   50,000,000 Combined Ins. Co. Of America, 6.90%,
               10/2/2000.....................................        50,000,000
   50,000,000 Jackson Natl. Life Ins. Co., 7.285%,
               6/29/2001.....................................        50,000,000
  100,000,000 Jackson Natl. Life Ins. Co., FRN, 7.30%,
               7/20/2001.....................................       100,000,000
              Monumental Life Ins. Co.:
   30,000,000 6.17%, 8/10/2000...............................        30,000,000
   90,000,000 6.33%, 8/10/2000...............................        90,000,000
                                                                ---------------
              Total Funding Agreements
               (cost $370,000,000)...........................       370,000,000
                                                                ---------------
 MUNICIPAL - 0.4%
   41,830,000 Detroit, MI Economic Dev.
               Corp. RB,
               6.67% VRDN....................................        41,830,000
   15,900,000 Warren Cnty., KY IDA RB,
               Ser. B-1,
               6.67%, VRDN...................................        15,900,000
                                                                ---------------
              Total Municipal
               (cost $57,730,000)............................        57,730,000
                                                                ---------------

                                   EVERGREEN
                               Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

  Principal
    Amount                                                           Value

 CERTIFICATES OF DEPOSIT - 0.9%
              SouthTrust Bank NA:
 $ 50,000,000 6.10%, 11/22/2000..............................   $    49,989,657
   75,000,000 6.19%, 11/6/2000...............................        75,006,605
                                                                ---------------
              Total Certificates of Deposit
               (cost $124,996,262)...........................       124,996,262
                                                                ---------------
 REPURCHASE AGREEMENTS - 0.2%
   21,537,426 Societe Generale,
               Dated 7/31/2000, 6.55%, maturing 8/1/2000,
               maturity value $21,541,345 (cost 21,537,426)#
               ..............................................        21,537,426
                                                                ---------------

    Shares                                                            Value

 MUTUAL FUND SHARES - 0.2%
       96,906 Federated Prime Value Obligation Fund...........   $        96,906
   30,022,534 Federated US Treasury Cash Reserve Fund.........        30,022,534
                                                                 ---------------
              Total Mutual Fund Shares
               (cost $30,119,440).............................        30,119,440
                                                                 ---------------

              Total Investments -
               (cost $13,609,237,491)..................    99.8%  13,609,237,491
              Other Assets and
               Liabilities - net.......................     0.2       32,645,202
                                                          -----  ---------------
              Net Assets ..............................   100.0% $13,641,882,693
                                                          =====  ===============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                          Municipal Money Market Fund
                            Schedule of Investments
                           July 31, 2000 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - 98.7%
             Alabama - 2.9%
 $ 5,000,000 Alabama Bldg. Renovation Auth. RB, Prerefunded,
              7.45%, 9/1/2000.................................   $    5,113,415
             Alabama IDA RB:
   1,855,000 Air-Dro Cylinders, Inc.,
             (LOC: Fleet Bank, NA),
             4.70%, VRDN......................................        1,855,000
   3,215,000 Automation Technology Inds., Inc., (LOC: Columbus
             Bank & Trust Co.), 4.70%, VRDN...................        3,215,000
             Birmingham, AL Comml. Dev. Auth. RB (LOC: AmSouth
              Bank, NA):
     740,000 Avondale Commerce Park Phase II, 4.58%, VRDN.....          740,000
     500,000 Southside Business Ctr., 4.58%, VRDN.............          500,000
   2,300,000 Birmingham, AL Indl. Dev. Board RB, Diamond
              Displays Proj., (LOC: Regions Bank),
              4.48%, VRDN.....................................        2,300,000
   8,000,000 Eutaw, AL IDB RB, South Fresh Aquaculture Proj.,
              (LOC: AmSouth Bank, NA),
              4.53%, VRDN.....................................        8,000,000
   1,315,000 Florence, AL IDRB, Die Tech Inc., Proj., (LOC:
              SouthTrust Bank, NA), 4.58%, VRDN...............        1,315,000
   3,000,000 Frisco City, AL IDB RB, Standard Furniture Mfg.,
              (LOC: AmSouth Bank, NA),
              4.43%, VRDN.....................................        3,000,000
     900,000 Guntersville, AL IDRB, KSG Realty, Inc., Proj.,
              (LOC: Natl. Bank of Canada),
              4.58%, VRDN.....................................          900,000
   2,080,000 Hackleberg, AL IDRB, River Birch Homes Proj.,
              (LOC: AmSouth Bank, NA),
              4.58%, VRDN.....................................        2,080,000
   2,140,000 Huntsville, AL IDRB,
              (LOC: Natl. City Bank, NA),
              4.45%, VRDN.....................................        2,140,000
   2,005,000 Mobile Cnty., AL IDRB, Sherman Intl. Corp., Ser.
              1994-A, (LOC: Columbus Bank & Trust Co.), 4.70%,
              VRDN............................................        2,005,000
   1,500,000 Tuscaloosa Cnty., AL IDA RB, Synchronous Indl.
              Svcs. Proj., (LOC: SouthTrust Bank, NA), 4.48%,
              VRDN............................................        1,500,000
                                                                 --------------
                                                                     34,663,415
                                                                 --------------
             Arizona - 0.7%
   8,500,000 Mohave Cnty., AZ IDRB, Citizens Util.,
              (Gtd. by Citizen Comm.), 5.00%, 9/19/2000.......        8,500,000
                                                                 --------------
             Arkansas - 0.4%
   1,010,000 Ashdown, AR IDRB, Allied Corp. Proj., (Gtd. by
              Allied Signal Corp.),
              4.20%, 11/1/2000................................        1,010,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Arkansas - continued
 $ 4,000,000 Trumann, AR IDRB, Roach Mfg. Corp., (LOC: Regions
              Bank, NA), 4.55%, VRDN..........................   $    4,000,000
                                                                 --------------
                                                                      5,010,000
                                                                 --------------
             California - 1.4%
   7,700,000 Orange Cnty., CA Apt. Dev. RB, Park Place Apts.,
              (LOC: Tokai Bank, Ltd.),
              6.25%, VRDN.....................................        7,700,000
   8,400,000 Richmond, CA RAN & TAN, 4.75%, 12/7/2000.........        8,407,011
                                                                 --------------
                                                                     16,107,011
                                                                 --------------
             Colorado - 1.6%
   5,000,000 Denver, CO City & Cnty. RB, The Children's Hosp.
              Assoc. Proj., (Liq.: Sakura Bank, Ltd. & Insd.
              by FGIC),
              4.80%, VRDN.....................................        5,000,000
  14,200,000 Denver, CO City & Cnty. Spl. Arpt. Facs. RB,
              PFOTER,
              (Liq.: Merrill Lynch & Co., Inc.), 4.53%, VRDN..       14,200,000
                                                                 --------------
                                                                     19,200,000
                                                                 --------------
             Connecticut - 1.4%
  17,040,000 Connecticut Dev. Auth. PCRB, PFOTER, (Liq.:
              Merrill Lynch & Co., Inc.),
              4.43%, VRDN.....................................       17,040,000
                                                                 --------------
             Delaware - 2.1%
   3,000,000 Delaware EDA RB, Arlon, Inc. Proj., Ser. 1989,
              (LOC: Bank of America, NA),
              4.66%, VRDN.....................................        3,000,000
  19,046,306 Koch Fin. Corp. PFOTER, Ser. 1, (LOC: State
              Street Bank NA & Insd. by AMBAC),
              4.58%, VRDN.....................................       19,046,306
   2,480,000 New Castle Cnty., DE EDRB, Toys 'R Us, Inc.
              Proj., (LOC: Deutsche Bank, AG),
              4.50%, VRDN.....................................        2,480,000
                                                                 --------------
                                                                     24,526,306
                                                                 --------------
             District of Columbia - 0.3%
   3,300,000 District of Columbia HFA MHRB, Ft. Lincoln Garden
              Proj., Ser. A, (LOC: Crestar Bank, NA),
              4.50%, VRDN.....................................        3,300,000
                                                                 --------------
             Florida - 5.2%
   7,765,000 Clipper FL Tax Exempt Trust COP, Class A, (LOC:
              State Street Bank NA & Insd. by FSA),
              4.53%, VRDN.....................................        7,765,000
   4,875,000 Florida Board of Ed. RB, Capital Outlay, Ser.
              326, (Liq.: Morgan Stanley Dean Witter, Inc. &
              Insd. by FGIC),
              4.48%, VRDN.....................................        4,875,000

                                   EVERGREEN
                          Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 6,700,000 Hillsborough Cnty., FL, Sch. Board COP, Master
              Lease Program, (LOC: Citibank, NA & Insd.
              by MBIA),
              4.48%, VRDN.....................................   $    6,700,000
   2,450,000 Mangonia Park, FL IDRB, Production Truss &
              Fabrication Proj., (LOC: SouthTrust Bank, NA),
              4.48%, VRDN.....................................        2,450,000
  21,500,000 Miami Dade Cnty., FL IDA Arpt. Facs. RB,
              Flightsafety Proj., Ser. B, (Gtd. by Boeing
              Corp.),
              4.60%, VRDN.....................................       21,500,000
   8,000,000 Miami Dade Cnty., FL IDA RB, Reflectone, Inc.
              Proj.,
              (Gtd. by British Aerospace), 4.60%, VRDN........        8,000,000
   6,175,000 Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 171,
              (Liq.: Morgan Stanley Dean Witter, Inc. &
              Insd. by FSA),
              4.48%, VRDN.....................................        6,175,000
   4,450,000 Orange Cnty., FL Sch. Board COP, Ser. 328, (Liq.:
              Morgan Stanley Dean Witter, Inc. & Insd. by
              MBIA), 4.48%, VRDN..............................        4,450,000
                                                                 --------------
                                                                     61,915,000
                                                                 --------------
             Georgia - 6.2%
   9,892,000 Atlanta, GA Urban Residential Fin. SFHRB, (LOC:
              Bank of New York, NA & Insd. by GNMA),
              4.50%, VRDN.....................................        9,892,000
   1,000,000 Cherokee Cnty., GA EDA IDRB, Piolax Corp. Proj.,
              (LOC: Indl. Bank of Japan, Ltd.),
              5.20%, VRDN.....................................        1,000,000
   3,000,000 Clayton Cnty., GA IDRB, Anasteel & Supply Co.
              Proj., (LOC: Branch Banking & Trust Co.),
              4.50%, VRDN.....................................        3,000,000
   3,200,000 Conyers, GA IDRB, Handleman Co. Proj., (LOC:
              Columbus Bank & Trust Co.),
              4.47%, VRDN.....................................        3,200,000
   9,500,000 Dooly Cnty., GA IDA RB, Flint River Svcs. Proj.,
              (LOC: Columbus Bank & Trust Co.),
              4.60%, VRDN.....................................        9,500,000
   7,000,000 Fayette Cnty., GA IDRB, Shinsei Corp. Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.95%, VRDN.....................................        7,000,000
  12,670,000 Georgia Local Govt. COP, Ser. 324, (Liq.: Morgan
              Stanley Dean Witter, Inc. & Insd. by MBIA),
              4.48%, VRDN.....................................       12,670,000
   4,100,000 Gwinnett, Cnty., GA IDRB, Variable Color Image,
              Inc. Proj., (LOC: SouthTrust Bank, NA),
              4.48%, VRDN.....................................        4,100,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Georgia - continued
 $ 3,900,000 Houston Cnty., GA IDRB, Diversified Machining
              Svcs. Co., (LOC: Columbus Bank & Trust Co.),
              4.60%, VRDN.....................................   $    3,900,000
   9,140,000 Macon, GA Trust Pooled Certificates, Ser. 1997,
              (LOC: Bank of America, NA & Insd. by FSA),
              4.58%, VRDN.....................................        9,140,000
   1,900,000 McDuffie Cnty., GA Dev. Auth. Waste Disp. RB,
              Templ-Inland Forest Products, (Gtd. by Temple-
              Inland, Inc.),
              4.60%, 9/14/2000................................        1,900,000
   6,000,000 Polk Cnty., GA IDRB, Kimoto Tech, Inc. Proj.,
              Ser. 1985, (LOC: Indl. Bank of Japan, Ltd.),
              5.80%, VRDN.....................................        6,000,000
   2,250,000 Winder Barrow, GA Indl. Bldg. Auth. RB, Esoteric
              Audio USA, Inc. Proj., (LOC: Southtrust Bank,
              N.A.),
              4.48%, VRDN.....................................        2,250,000
                                                                 --------------
                                                                     73,552,000
                                                                 --------------
             Hawaii - 2.0%
             Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg.
              Sys. Proj, (LOC: Indl. Bank of Japan, Ltd.):
  11,800,000 Ser. A,
             4.55%, VRDN......................................       11,800,000
   1,900,000 Ser. B,
             4.55%, VRDN......................................        1,900,000
  10,080,000 Honolulu, HI Wastewater Sys. RB, (Liq.: Morgan
              Stanley Dean Witter, Inc. & Insd. by FGIC),
              4.48%, VRDN.....................................       10,080,000
                                                                 --------------
                                                                     23,780,000
                                                                 --------------
             Idaho - 0.4%
   4,500,000 Twin Falls, ID IDRB, Longview Fibre Co. Proj.,
              (LOC: Sumitomo Bank, Ltd.),
              5.45%, VRDN.....................................        4,500,000
                                                                 --------------
             Illinois - 7.9%
   2,820,000 Arlington Heights, IL MHRB, Dunton Tower Apts.
              Proj., (LOC: Heller Finl., Inc.),
              5.20%, VRDN.....................................        2,820,000
   1,800,000 Belleville, IL IDRB,
              Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser
              Co.),
              4.53%, VRDN.....................................        1,800,000
   3,000,000 Chicago, IL Empowerment Zone RB, Hyde Park
              Cooperative Society Proj., Ser. 1999, (LOC:
              LaSalle Natl. Bank, NA),
              4.66%, VRDN.....................................        3,000,000

                                   EVERGREEN
                          Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Illinois - continued
 $15,687,114 Chicago, IL GO, ABN AMRO Munitops Master Trust,
              Ser. 1997-1, (LOC: LaSalle Natl. Bank, NA),
              4.58%, VRDN 144A................................   $   15,687,114
             Chicago, IL O'Hare Intl. Arpt. RB:
   9,000,000 Northwest Airlines, Inc., Ser. A, (LOC: Bank of
             Tokyo-Mitsubishi, Ltd.),
             5.35%, VRDN......................................        9,000,000
   5,470,000 United Airlines, Inc., (Liq.: Merrill Lynch &
             Co., Inc.),
             4.53%, VRDN......................................        5,470,000
   3,490,000 Chicago, IL Sales Tax RB, Master Lease Program,
              (Liq.: Citibank, NA & Insd. by FGIC),
              4.48%, VRDN 144A................................        3,490,000
  16,640,000 Hazelcrest, IL Retirement Ctr. RB, Waterford
              Estates Proj., Ser. 1992-A, (LOC: Sumitomo
              Bank, Ltd.),
              5.50%, VRDN.....................................       16,640,000
             Illinois Dev. Fin. Auth. RB:
   1,100,000 Ivex Corp. Proj., Ser. 1988, (LOC: Societe
             Generale Bank, SA),
             4.55%, VRDN......................................        1,100,000
   9,095,000 PFOTER, (Liq.: Merrill Lynch & Co., Inc.),
             4.43%, VRDN 144A.................................        9,095,000
   1,815,000 Illinois Hlth. Facs. Auth. RB, Advocate Hlth.
              Care Network, Ser. B,
              4.50%, 8/15/2000................................        1,815,336
   3,500,000 Illinois IDRB, MTI Corp. Proj., (LOC: Indl. Bank
              of Japan, Ltd.),
              5.80%, VRDN.....................................        3,500,000
  10,662,500 Illinois Sales Tax RB, Ser. 278, (Liq.: Morgan
              Stanley Dean Witter, Inc.),
              4.53%, VRDN.....................................       10,662,500
   1,000,000 Peoria, IL IDRB, PMP Fermentation Products, Inc.,
              (LOC: Sanwa Bank, Ltd.),
              5.50%, VRDN.....................................        1,000,000
   6,500,000 Peoria, IL Solid Wst. Disp. RB, PMP Fermentation
              Products, Inc., Ser. 1996, (LOC: Sanwa Bank,
              Ltd.),
              5.50%, VRDN.....................................        6,500,000
   1,850,000 Skokie, IL, EDRB, Skokie Fashion Sq. Proj., (LOC:
              LaSalle Natl. Bank),
              4.68%, VRDN.....................................        1,850,000
                                                                 --------------
                                                                     93,429,950
                                                                 --------------
             Indiana - 5.5%
     800,000 Anderson, IN Ltd. Obl. RB, Anderson Tool &
              Engineering Proj., (LOC: Key Bank, NA),
              4.55%, VRDN.....................................          800,000
   2,245,000 Franklin Cnty., IN EDA RB, J & J Packaging Co.
              Proj., (LOC: Fifth Third Bank, OH),
              4.45%, VRDN.....................................        2,245,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Indiana - continued
 $ 2,310,000 Greenwood, IN EDA RB, Hutchinson-Hayes Separators
              Proj., (LOC: Citibank, NA),
              4.50%, VRDN.....................................   $    2,310,000
  36,600,000 Indiana Hlth. Fac. Fin. Auth. RB, Ascension Hlth.
              Credit Group, (Gtd. by Ascension Hlth.),
              4.50%, VRDN.....................................       36,600,000
   5,000,000 Indianapolis, IN Arpt. Auth. RB, PFOTER, (Liq.:
              Merrill Lynch & Co., Inc.),
              4.58%, VRDN.....................................        5,000,000
  10,000,000 Jasper Cnty., IN PCRB, Northern IN Pub. Svcs.
              (NIPSCO) Proj.,
              (Gtd. by NIPSCO),
              4.50%, VRDN.....................................       10,000,000
   1,560,000 Madison, IN IDRB, Century Tube Corp. Proj., (LOC:
              Bank of Tokyo-Mitsubishi, Ltd.),
              5.45%, VRDN.....................................        1,560,000
   1,945,000 South Bend, IN MHRB, Maple Lane Assoc. Proj.,
              Ser. 1987,
              (LOC: FHLB of Indianapolis),
              4.55%, VRDN.....................................        1,945,000
   5,000,000 Spencer Cnty., IN PCRB, American Iron Oxide Co.
              Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              5.55%, VRDN.....................................        5,000,000
                                                                 --------------
                                                                     65,460,000
                                                                 --------------
             Iowa - 0.3%
   3,295,000 West Des Moines, IA IDRB, Woodgrain Millwork,
              Inc. Proj., (LOC: U.S. Bank, NA),
              4.60%, VRDN.....................................        3,295,000
                                                                 --------------
             Kansas - 0.9%
   1,000,000 Dodge City, KS IDRB, Farmland Natl. Beef Proj.,
              (LOC: U.S. Bank, NA), 4.55%, VRDN...............        1,000,000
   3,300,000 Olathe, KS IDRB, Insulite Proj., (LOC: Firststar
              Bank, NA),
              4.53%, VRDN.....................................        3,300,000
             Salina, KS RB, Salina Central Mall LP, (LOC: Bank
              of America, NA):
   1,105,000 Dillard's Proj.,
             4.45%, VRDN......................................        1,105,000
   1,200,000 Penney's Proj.,
             4.45%, VRDN......................................        1,200,000
   3,475,000 Shawnee, KS MHRB, Shawnee Station Apts. Proj.,
              (Liq.: American Intl. Group),
              5.00%, 5/1/2001.................................        3,475,000
                                                                 --------------
                                                                     10,080,000
                                                                 --------------
             Kentucky - 1.0%
   1,500,000 Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East
              Proj., Ser. B, (LOC: Bank of America, NA),
              4.55%, VRDN.....................................        1,500,000

                                   EVERGREEN
                          Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Kentucky - continued
 $ 1,480,000 Jefferson Cnty., KY Indl. Bldg. RB, Beneke Wire
              Co. & Saranac Proj., (LOC: PNC Bank, NA),
              4.45%, VRDN.....................................   $    1,480,000
   4,500,000 Jefferson Cnty., KY PCRB, Louisville Gas & Elec.
              Proj., Ser. 1996-A, (Gtd. by Louisville Gas &
              Elec. Co.),
              4.45%, 8/17/2000................................        4,500,000
   4,000,000 Maysville, KY Solid Wst. Disp. RB, Inland
              Container Corp. Proj., (Gtd. by Temple-Inland,
              Inc.),
              4.60%, VRDN.....................................        4,000,000
                                                                 --------------
                                                                     11,480,000
                                                                 --------------
             Louisiana - 1.2%
   1,210,000 Bastrop, LA IDB PCRB, Intl. Paper Co. Proj., ARB,
              (Gtd. by Intl. Paper Co.),
              4.90%, 10/16/2000...............................        1,210,000
   3,180,000 Louisiana Pub. Facs. Auth. RB, Chateau Riviere
              Home for the Aged, (LOC: Union Planters
              Bank, NA),
              4.43%, VRDN.....................................        3,180,000
  10,220,000 St. Charles Parish, LA PCRB, PFOTER, (Liq.:
              Merrill Lynch & Co., Inc.),
              4.10%, 9/28/2000................................       10,220,000
                                                                 --------------
                                                                     14,610,000
                                                                 --------------
             Maine - 0.3%
   3,740,000 Solon, ME RB, Kennebec Lumber Co., (LOC: Key
              Bank, NA),
              4.45%, VRDN.....................................        3,740,000
                                                                 --------------
             Maryland - 0.2%
   1,985,000 Howard Cnty., MD EDRB, Concrete Pipe & Prods.
              Proj., (LOC: Crestar Bank, NA),
              4.50%, VRDN.....................................        1,985,000
                                                                 --------------
             Massachusetts - 1.1%
             Massachusetts Indl. Fin. Auth., IDRB:
   3,400,000 225 Bodwell Proj., (LOC: Citizen's Bank, NA),
             4.45%, VRDN......................................        3,400,000
     300,000 Copley Pharmaceutical, Inc., (LOC: BankBoston,
             NA),
             5.15%, VRDN......................................          300,000
     525,000 Kryptonite Issue, Ser. 1990, (LOC: BankBoston,
             NA),
             4.13%, 9/1/2000..................................          525,000
   2,100,000 October Co., Inc. Proj., (LOC: BankBoston, NA),
             4.60%, VRDN......................................        2,100,000
     700,000 Portland Causeway Realty Trust Co., Ser. 1988,
             (LOC: Citibank, NA),
             4.90%, VRDN......................................          700,000
   1,800,000 Sterling Reality Trust Proj., (LOC: BankBoston,
             NA),
             4.60%, VRDN......................................        1,800,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Massachusetts - continued
 $ 4,730,000 Worcester, MA BAN, Lot A,
              5.00%, 8/30/2000................................   $    4,730,921
                                                                 --------------
                                                                     13,555,921
                                                                 --------------
             Michigan - 3.0%
             Michigan Hosp. Fin. Auth. RB:
  19,995,000 Ser. 1999-14, (LOC: ABN AMRO Bank NV & Insd. by
             MBIA),
             4.50%, 10/25/2000, 144A..........................       19,995,000
   2,000,000 Mercy Mt. Clemens Corp., Prerefunded,
             6.00%, 5/15/2001.................................        2,022,739
   6,000,000 Michigan Jobs Dev. Auth., PCRB, Mazda Motor Mfg.
              USA Corp., (LOC: Sumitomo Bank, Ltd.),
              5.80%, VRDN.....................................        6,000,000
   6,000,000 Michigan Strategic Fund Ltd. Obl. RB, Quantum
              Composites, Inc. Proj., (LOC: Heller Financial,
              Inc.),
              4.98%, VRDN.....................................        6,000,000
   2,170,000 Sault Ste. Marie, MI Tribe Bldg. Auth. RB, Ser.
              1996A, (LOC: Natl. City Bank, NA),
              5.08%, 12/1/2000................................        2,170,000
                                                                 --------------
                                                                     36,187,739
                                                                 --------------
             Minnesota - 1.2%
  10,000,000 Minnesota HFA SFHRB, Ser. J, (LOC: Natl.
              Westminster Bank Plc),
              3.95%, 8/29/2000................................       10,000,000
   2,510,000 Richfield, MN GO, Independent Sch. Dist. #280,
              MSTR Ser. 1994-P, (Liq.: U.S. Bank, NA & Insd.
              by FGIC),
              4.65%, VRDN, 144A...............................        2,510,000
   1,870,000 Stewartville, MN IDRB, Halcon Corp. Proj., (Liq.:
              U.S. Bank, NA),
              4.45%, VRDN.....................................        1,870,000
                                                                 --------------
                                                                     14,380,000
                                                                 --------------
             Mississippi - 0.3%
   3,000,000 Mississippi Business Fin. Corp. IDRB, Nitek Metal
              Svcs., Inc. Proj., (LOC: Bank of Tokyo-
              Mitsubishi, Ltd.),
              4.95%, VRDN.....................................        3,000,000
                                                                 --------------
             Missouri - 0.4%
   1,250,000 Fenton, MO IDA RB, Clayton Corp. Proj., (LOC:
              Commerce Bank, NA),
              4.70%, VRDN.....................................        1,250,000
   4,050,000 Missouri Dev. Fin. Board IDRB, Cook Composite Co.
              Proj., Ser. 1994, (LOC: Societe Generale Bank,
              SA),
              4.75%, VRDN.....................................        4,050,000
                                                                 --------------
                                                                      5,300,000
                                                                 --------------

                                   EVERGREEN
                          Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Nebraska - 0.2%
 $ 2,900,000 Nebraska Investment Fin. Auth. MHRB, Apple Creek
              Assoc. Proj., (LOC: Northern Trust),
              4.65%, VRDN.....................................   $    2,900,000
                                                                 --------------
             Nevada - 1.1%
  12,495,000 Clark Cnty., NV IDRB, PFOTER, (Liq.: Merrill
              Lynch & Co., Inc.),
              4.53%, VRDN.....................................       12,495,000
                                                                 --------------
             New Hampshire - 0.5%
   3,635,000 New Hampshire Business Fin. Auth. IDRB, Monadnock
              Econ. Dev./Precitech Proj., (LOC: Key Bank, NA),
              4.45%, VRDN.....................................        3,635,000
   2,600,000 Starfford Cnty., NH TAN,
              4.45%, 12/29/2000...............................        2,600,509
                                                                 --------------
                                                                      6,235,509
                                                                 --------------
             New Jersey - 1.1%
   3,650,000 Clinton, NJ Sch. Dist. GO, Temporary Notes,
              4.35%, 1/11/2001................................        3,644,143
   2,500,000 Jersey City, NJ Refunding Notes, Real Prop. Tax
              Appeals, Ser. 1999,
              4.25%, 9/15/2000................................        2,500,739
   3,700,000 New Jersey EDA Assisted Living RB, PFOTER, (Liq.:
              Merrill Lynch & Co., Inc.),
              4.48%, VRDN.....................................        3,700,000
   2,675,000 New Jersey EDA RB, East Meadow Corp. Proj., Ser.
              1986A, (LOC: Sanwa Bank, Ltd.),
              4.95%, VRDN.....................................        2,675,000
                                                                 --------------
                                                                     12,519,882
                                                                 --------------
             New Mexico - 0.3%
   3,275,000 Bernalillo Cnty., NM MHRB, Vallencia Retirement
              Apts. Proj., (Insd. by FGIC),
              4.20%, 12/1/2000................................        3,275,000
                                                                 --------------
             New York - 1.4%
   2,000,000 Erie Cnty., NY IDA RB, MMars Third Program-Gemcr
              Proj., (LOC: HSBC Bank Plc),
              5.10%, VRDN.....................................        2,000,000
   6,530,000 New York COP, General Svcs. Exec. Dept.,
              4.50%, 9/1/2000.................................        6,529,946
   2,000,000 New York Dormitory Auth. RB, Mental Hlth. Svcs.
              Facs., Ser. A,
              6.00%, 2/15/2001................................        2,016,115
   6,295,000 New York, NY GO, Ser. H, Prerefunded,
              7.88%, 8/1/2000.................................        6,295,000
                                                                 --------------
                                                                     16,841,061
                                                                 --------------

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             North Dakota - 1.3%
 $16,000,000 Traill Cnty., ND Solid Wst. Disp. RB, American
              Crystal Sugar Co. Proj., Ser. A, (LOC: Norwest
              Bank, NA),
              4.60%, VRDN.....................................   $   16,000,000
                                                                 --------------
             Ohio - 1.5%
   1,900,000 Franklin Cnty., OH MHRB, Blacklist Station Apts.,
              (LOC: Fifth Third Bank, NA),
              4.05%, 10/1/2000................................        1,900,000
   4,190,000 Lucas Cnty., OH IDRB, High Tech Properties, Inc.
              Proj., (LOC: Natl. City Bank, NA),
              4.45%, VRDN.....................................        4,190,000
   3,405,000 Ohio Hsg. Fin. Agcy. MHRB, Pine Crossing Proj.,
              Ser. A, (LOC: Sumitomo Bank, Ltd.),
              5.85%, VRDN.....................................        3,405,000
   3,900,000 St. Mary's, OH IDRB, Setex, Inc. Proj., (LOC:
              Indl. Bank of Japan, Ltd.),
              6.00%, VRDN.....................................        3,900,000
   4,800,000 Stark Cnty., OH IDRB, Crane Plumbing Proj., (LOC:
              American National Bank & Trust Co.),
              4.45%, VRDN.....................................        4,800,000
                                                                 --------------
                                                                     18,195,000
                                                                 --------------
             Oklahoma - 0.6%
   7,700,000 Oklahoma City, OK IDA RB, OK Christian College,
              (LOC: Bank of American, NA),
              4.55%, VRDN.....................................        7,700,000
                                                                 --------------
             Pennsylvania - 2.6%
  12,600,000 Allegheny Cnty., PA Hosp. Dev. Auth. RB, St.
              Francis Sys., (LOC: Bank One, OH, NA),
              4.40%, VRDN.....................................       12,600,000
   3,000,000 Butler Cnty., PA IDRB, Mine Safety Appliance Co.,
              Ser. 1992-A, (LOC: Sanwa Bank, Ltd.),
              4.57%, VRDN.....................................        3,000,000
   5,500,000 Clinton Cnty., PA IDA Solid Wst. Disp. RB, Intl.
              Paper Co. Proj., Ser. 1992-A, (Gtd. by Intl.
              Paper Co.),
              4.70%, 1/15/2001................................        5,500,000
     500,000 Elk Cnty., PA IDRB, Stackpole Corp. Proj., Ser.
              1989, (LOC: Fleet Bank, NA),
              4.90%, VRDN.....................................          500,000
   9,300,000 Philadelphia, PA Wtr. & Wst. Wtr. RB, MSTR, Ser.
              1999-1, (Liq.: Commerzbank, AG & Insd. by
              AMBAC),
              4.43%, VRDN 144A................................        9,300,000
                                                                 --------------
                                                                     30,900,000
                                                                 --------------

                                   EVERGREEN
                          Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Rhode Island - 3.0%
 $32,200,000 Rhode Island Hlth. & Ed. Bldg. Corp. RB, Lifespan
              Corp., MSTR, Ser. 1999-69A, Class A, (Liq.: Bear
              Stearns & Co., Inc. & Coll. by U.S. Treasury
              Securities),
              4.39%, VRDN 144A................................   $   32,200,000
   4,000,000 Rhode Island IDRB, Handy & Harman Elec. Proj.,
              (LOC: Citibank, NA),
              4.50%, VRDN.....................................        4,000,000
                                                                 --------------
                                                                     36,200,000
                                                                 --------------
             South Carolina - 1.1%
             South Carolina Jobs EDA RB:
   4,000,000 B.F. Shaw, Inc. Proj., (LOC: Mercantile Bank,
             NA),
             4.60%, VRDN......................................        4,000,000
   4,300,000 Lorraine Linens Proj., (LOC: SouthTrust Bank,
             NA),
             4.48%, VRDN......................................        4,300,000
     450,000 Ridge Pallets, Inc., Ser. B, (LOC: Credit
             Commerce de France),
             4.60%, VRDN......................................          450,000
   2,700,000 Roller Bearing Co. Proj., Ser. 1994-A, (LOC:
             Heller Finl., Inc.),
             5.13%, VRDN......................................        2,700,000
     895,000 St. Francis Hosp., (Liq.: Merrill Lynch &
             Co.,Inc.),
             4.43%, VRDN......................................          895,000
     650,000 Tuttle Co., Inc., Ser. A, (LOC: Bank of America,
             NA),
             4.60%, VRDN......................................          650,000
                                                                 --------------
                                                                     12,995,000
                                                                 --------------
             South Dakota - 0.4%
   4,925,000 Rapid City, SD EDRB, Civic Ctr. Assoc. Proj.,
              (LOC: Citibank, NA),
              4.58%, VRDN.....................................        4,925,000
                                                                 --------------
             Tennessee - 2.5%
   1,900,000 Bristol, TN IDRB, Robinette Co. Proj., (LOC:
              First American Natl. Bank, NA),
              4.58%, VRDN.....................................        1,900,000
             Chattanooga, TN IDRB:
   3,200,000 Radisson Read House Proj., Ser. 1995, (LOC:
             Heller Finl., Inc.),
             5.20%, VRDN......................................        3,200,000
   4,950,000 Top Flight, Inc. Proj., (LOC: Natl. Bank of
             Canada),
             4.43%, VRDN......................................        4,950,000
   3,310,000 Cocke Cnty., TN IDB RB, GLI, Inc., Proj., (Gtd.
              by GLI, Inc.),
              4.50%, VRDN.....................................        3,310,000
   4,400,000 Maryville, TN Board of Ed. IDRB, Maryville
              College Proj., Ser. A, (LOC: First American
              Natl. Bank, NA),
              4.48%, VRDN.....................................        4,400,000
   1,800,000 Morristown, TN IDB RB, J.W. Allen & Co. Proj.,
              (LOC: Harris Trust & Savings Bank, NA),
              4.45%, VRDN.....................................        1,800,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Tennessee - continued
 $   700,000 Nashville & Davidson Cnty. (Metro. Gov't. of), TN
              IDRB, Wellington IV Assoc. Proj., (LOC: U.S.
              Bank, NA),
              4.55%, VRDN.....................................   $      700,000
   2,000,000 Tennessee HDA RB, Ser. 281, (Liq.: Morgan Stanley
              Dean Witter, Inc.),
              4.58%, VRDN.....................................        2,000,000
   8,000,000 Wilson Cnty., TN IDRB, Knight Leasing Co. Proj.,
              (LOC: First American Natl. Bank, NA),
              4.58%, VRDN.....................................        8,000,000
                                                                 --------------
                                                                     30,260,000
                                                                 --------------
             Texas - 4.2%
   3,495,000 Arlington, TX Independent Sch. Dist. RB, Ser.
              347, (Liq.: Morgan Stanley Dean Witter, Inc.),
              4.48%, VRDN.....................................        3,495,000
   3,700,000 Bexar Cnty., TX Hsg. Fin. Corp. MHRB, UTSQA Apts.
              Proj., (Liq.: Heller Finl., Inc.),
              5.03%, VRDN.....................................        3,700,000
   2,000,000 Bexar Cnty., TX Indl. Dev. Corp. RB, Coilplus-
              Texas, Inc. Proj., (LOC: Bank of Tokyo-
              Mitsubishi, Ltd.),
              4.95%, VRDN.....................................        2,000,000
   5,700,000 Brazos River, TX Harbor Navigation Dist., Solid
              Wst. RB, Silica Products, Inc. Proj., Ser. 1998,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.95%, VRDN ....................................        5,700,000
   2,705,000 Dallas, TX IDRB, Crane Plumbing Proj., (LOC:
              American National Bank & Trust Co.),
              4.45%, VRDN.....................................        2,705,000
   2,780,000 Galveston, TX Hsg. Fin. Corp. MHRB, Villiage-by-
              the-Sea Apts. Proj., Ser. 1993, (LOC: Sumitomo
              Bank, Ltd.),
              5.80%, VRDN.....................................        2,780,000
             Harris Cnty., TX Indl. Dev. Corp. IDRB:
   5,000,000 Southern Ionics, Inc. Proj., (LOC: SouthTrust
             Bank, NA),
             4.48%, VRDN......................................        5,000,000
   8,000,000 Zeon Chemical Proj., (LOC: Indl. Bank of Japan,
             Ltd.),
             6.00%, VRDN......................................        8,000,000
     600,000 Harris Cnty., TX Indl. Dev. Corp. Solid Wst. RB,
              Deer Park Refinancing Proj., Ser. 1994-A, (Gtd.
              by Deer Park Ltd.),
              4.50%, VRDN.....................................          600,000
   2,331,000 Hillsboro, TX Indl. Dev. Corp.I DRB, Lamraft LP
              Proj., (LOC: First Comml. Bank, NA),
              4.60%, VRDN.....................................        2,331,000
   2,045,000 New Caney, TX Independent Sch. Dist. Capital
              Appreciation Bonds, (Gtd. by Permanent Sch.
              Fund),
              4.65%, 2/15/2001................................        1,995,277

                                   EVERGREEN
                          Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Texas - continued
 $11,130,000 Texas Pub. Fin. Auth. Bldg. RB, General Svcs.
              Commission Proj., (Liq.: Citibank, NA & Insd. by
              AMBAC),
              4.48%, VRDN.....................................   $   11,130,000
                                                                 --------------
                                                                     49,436,277
                                                                 --------------
             Utah - 0.2%
   2,100,000 Summit Cnty., UT IDRB, Hornes' Kimball Proj.,
              Ser. 1985, (LOC: U.S. Bank, NA),
              4.80%, VRDN.....................................        2,100,000
                                                                 --------------
             Virginia - 1.1%
   2,000,000 Henrico Cnty., VA IDA RB, San-J Intl. Proj.,
              (LOC: Tokai Bank, Ltd.),
              5.55%, VRDN.....................................        2,000,000
   2,200,000 Smyth Cnty., VA IDA RB, Summit Products Proj.,
              (LOC: Fifth Third Bank, NA),
              4.50%, VRDN.....................................        2,200,000
             Suffolk, VA Redev. & Hsg. Auth. RB, (LOC: Bank of
              America, NA):
   2,781,000 Windsor at Potomac Vista Proj.,
             4.75%, VRDN......................................        2,781,000
   1,908,000 Windsor at Fieldstone Proj., Ser. 1985,
             4.75%, VRDN......................................        1,908,000
   4,360,000 Virginia HFA RB, Ser. 301, (Liq.: Morgan Stanley
              Dean Witter, Inc.),
              4.48%, VRDN.....................................        4,360,000
                                                                 --------------
                                                                     13,249,000
                                                                 --------------
             Washington - 0.8%
   2,300,000 Seattle (Port of), WA Passenger Facs. RB, Ser.
              299, (Liq.: Morgan Stanley Dean Witter, Inc. &
              Insd. by AMBAC),
              4.58%, VRDN.....................................        2,300,000
   1,600,000 Union Gap, WA Pub. Corp. IDRB, Weyerhauser Co.
              Proj., (Gtd. by Weyerhauser Co.),
              4.53%, VRDN ....................................        1,600,000
   5,275,000 Washington Hsg. Fin. Comm SFHRB, Ser. 2000 S-6A,
              (LOC: Bank of America, NA),
              4.90%, 9/1/2000.................................        5,275,000
                                                                 --------------
                                                                      9,175,000
                                                                 --------------
             West Virginia - 2.5%
   2,385,000 Kanawha, Cnty., WV CDA RB, McJunkin Corp. Proj.,
              Ser. 1991, (LOC: Bank of America, NA),
              4.75%, VRDN.....................................        2,385,000
             West Virginia EDA IDRB, Coastal Lumber Products
              Proj., (LOC: Crestar Bank, NA):
   1,460,000 Ser. A,
             4.50%, VRDN......................................        1,460,000
   1,195,000 Ser. B,
             4.50%, VRDN......................................        1,195,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             West Virginia - continued
 $ 3,950,000 West Virginia Hsg. Dev. Fund, Interim Financing
              Notes, Ser.2000-G,
              4.80%, 9/28/2000................................   $    3,950,000
  20,550,000 West Virginia Pub. Energy Auth. RB, PFOTER, PPT-
              184, (Liq.: Bay Hypotheken-und & Union Bank of
              Switzerland AG),
              4.53%, VRDN 144A................................       20,550,000
                                                                 --------------
                                                                     29,540,000
                                                                 --------------
             Wisconsin - 1.1%
   3,480,000 Manitowoc, WI IDRB, Etrutech Plastics Inc. Proj.,
              (LOC: Associated Banc-Corp),
              4.52%, VRDN.....................................        3,480,000
   5,515,000 Milwaukee, WI Metropolitan Wtr. & Swr. RB,
              PFOTER, (Liq.: Merrill Lynch & Co., Inc.),
              4.20%, 9/14/2000................................        5,515,000
   1,700,000 Milwaukee, WI Metropolitan Swr. Dist. RB, Ser.
              288, (Liq.: Morgan Stanley Dean Witter, Inc.),
              4.53%, VRDN.....................................        1,700,000
   2,800,000 Osceola Vlg., WI IDRB, Johnson Family LP, (LOC:
              FirstStar Bank, NA),
              4.45%, VRDN.....................................        2,800,000
                                                                 --------------
                                                                     13,495,000
                                                                 --------------
             Other - 23.3%
             Capital Realty Investors Tax Exempt
              Fund Ltd., Floater Certificate,
              (LOC: Union Bank of Switzerland, AG):
  21,285,000 Ser. 1996-1,
             4.55%, VRDN 144A.................................       21,285,000
  19,900,000 Ser. 1996-2,
             4.55%, VRDN 144A.................................       19,900,000
   6,345,000 Ser. 1996-3,
             4.55%, VRDN 144A.................................        6,345,000
   5,000,000 Charter Mac Low Floater Certificates, (LOC:
              Bayerische Landesbank & Insd. by MBIA),
              4.53%, VRDN.....................................        5,000,000
             Clipper Tax Exempt Trust COP:
  33,560,000 Ser. 1999-2,
             (LOC: State Street Bank, NA),
             4.58%, VRDN......................................       33,560,000
  36,489,000 Ser. 1999-3, (LOC: State Street Bank, NA & Insd.
             by GNMA),
             4.58%, VRDN......................................       36,489,000
  20,485,000 Ser. 1999-9, (LOC: State Street Bank, NA & Gtd.
             by U.S. Treasury Securities),
             4.53%, VRDN......................................       20,485,000
   7,600,000 Ser. A, (LOC: State Street Bank, NA & Insd. by
             GNMA),
             4.58%, VRDN......................................        7,600,000
   6,110,000 IBM Tax Exempt Grantor Trust, PFOTER, (Liq.:
              Merrill Lynch & Co., Inc.),
              4.48%, VRDN.....................................        6,110,000

                                   EVERGREEN
                          Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Other - continued
 $ 1,364,768 Koch Fin. Corp. PFOTER,
              Ser. 1999-3, Class A-1, (Gtd. by Koch Inds. &
              Insd. by MBIA),
              4.10%, 10/6/2000................................   $    1,364,768
             Merrill Lynch, Inc., PFOTER:
   9,361,000 (Liq.: Merrill Lynch & Co., Inc. & Insd. by
             GNMA),
             4.53%, VRDN......................................        9,361,000
  10,590,000 (Liq.: Merrill Lynch & Co., Inc. & Insd. by FHA),
             4.53%, VRDN......................................       10,590,000
  16,700,000 (LOC: Societe Generale Bank, SA & Insd. by FGIC),
             4.58%, VRDN......................................       16,700,000
  21,195,000 PPT-11, (Liq.: Bay Hypotheken-und Vereins),
             4.50%, VRDN......................................       21,195,000
  21,335,000 PPT-7, (Insd. by AMBAC),
             4.50%, 1/25/2001 144A............................       21,335,000
   4,505,000 PPT-8, (Liq.: Credit Suisse First Boston Corp.),
             4.58%, VRDN......................................        4,505,000
   4,660,000 PPT-9, (LOC: Bayerische Landesbanken),
             4.58%, VRDN......................................        4,660,000
             Morgan Keegan Muni. Products Trust Receipts,
              (Liq.: Credit Local de France & Coll. by U.S.
              Treasury Securities):
   5,290,000 Ser. 1999-F,
             4.53%, VRDN......................................        5,290,000
   8,335,000 Ser. 2000-B,
             4.53%, VRDN......................................        8,335,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Other - continued
             Pitney Bowes Credit Corp. Leasetop Trusts, (Liq.:
              Pitney Bowes Credit Corp. & Insd. by AMBAC):
 $ 4,664,514 Ser. 1998-1, 4.52%, VRDN 144A ...................   $    4,664,514
  12,195,591 Ser. 1998-2, 4.58%, VRDN 144A ...................       12,195,591
                                                                 --------------
                                                                    276,969,873
                                                                 --------------
             Total Municipal Obligations
              (cost $1,174,003,944)...........................   $1,174,003,944
                                                                 --------------

   Shares                                                            Value

 MUTUAL FUND SHARES - 1.0%
  11,700,000 Federated Municipal Obligations Fund (Cost
              $11,700,000) ...................................       11,700,000
                                                                 --------------

             Total Investments -(cost $1,185,703,944)...    99.7%  1,185,703,944
             Other Assets and Liabilities - net.........     0.3       3,332,810
                                                           -----  --------------
             Net Assets - ..............................   100.0% $1,189,036,754
                                                           =====  ==============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - 98.6%
            New Jersey - 94.0%
 $5,000,000 Bayonne, NJ GO,
             5.00%, 7/12/2001.....................................   $  5,020,330
  4,900,000 Cape May Cnty., NJ BAN, 4.35%, 4/19/2001..............      4,901,647
  1,408,850 Chatham Borough, NJ BAN, 4.35%, 2/1/2001..............      1,409,863
  1,500,000 East Brunswick Township, NJ BAN, 4.75%, 5/11/2001.....      1,503,896
    400,000 Elizabeth, NJ GO, (Insd. by AMBAC), 5.25%,
             11/15/2000...........................................        401,462
  1,000,000 Essex Cnty., NJ Impt. Auth. Lease RB, (LOC: Chase
             Manhattan Bank & Insd. by FGIC),
             4.20%, VRDN..........................................      1,000,000
  6,500,000 Essex Cnty., NJ Util. Auth. RB, 4.25%, 11/30/2000.....      6,505,157
  3,530,000 Jersey City., NJ GO, 4.25%, 9/15/2000.................      3,531,043
  1,336,386 Maplewood Township, NJ BAN, 4.25%, 12/1/2000..........      1,337,457
  6,390,000 Mercer Cnty., NJ Impt. Auth. RB, P-Floats Part 1157,
             (Liq: Merrill Lynch & Co., Inc.),
             4.48%, VRDN..........................................      6,390,000
    260,000 Morris Plains, NJ GO, 5.10%, 11/1/2000................        260,654
  1,935,000 Mountain Lakes, NJ BAN, 4.35%, 1/25/2001..............      1,936,317
            New Jersey Hsg. & Mtge. Fin. Agcy. RB:
  2,500,000 (LOC: Landesbank & Insd. by MBIA), 4.45%, VRDN........      2,500,000
  4,815,000 (Liq: Morgan Stanley & Insd. by MBIA),
            4.53%, VRDN...........................................      4,815,000
  4,000,000 New Jersey EDA Assisted Living RB, (Liq: Merrill Lynch
             & Co., Inc.),
             4.48%, VRDN..........................................      4,000,000
            New Jersey EDA Natural Gas Facs. RB:
    200,000 Natural Gas Co., Ser. A, (LOC: Bank of New York &
            Insd. by AMBAC), 4.20%, VRDN..........................        200,000
    500,000 NJ Gas Co. Proj., Ser. B, (LOC: Bank of New York &
            Insd. by AMBAC), 4.20%, VRDN..........................        500,000
  2,130,000 NUI Corp., Ser. 161, (Liq: Morgan Stanley & Insd.by
            MBIA), 4.18%, VRDN....................................      2,130,000
            New Jersey EDA RB:
    500,000 (LOC: PNC Bank NA),
            4.15%, VRDN...........................................        500,000
  4,770,000 East Meadow Corp., Ser. B, (LOC: Sanwa Bank, Ltd.),
            4.95%, VRDN...........................................      4,770,000
    700,000 RJB Associates Proj., Ser. 1983, (LOC: PNC Bank, NA),
            4.15%, VRDN...........................................        700,000
  2,435,000 Superior Bakers, Ser. A, (LOC: PNC Bank, NA),
            4.35%, VRDN...........................................      2,435,000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
            New Jersey EDA RB (continued):
 $1,000,000 The Peddie School Proj., (LOC: PNC Bank, NA),
            4.15%, VRDN.........................................   $  1,000,000
            New Jersey GO:
  5,700,000 MSTR, Ser. CB-1, (LOC: Chase Manhattan Bank), 4.20%,
            VRDN................................................      5,700,000
  1,000,000 Ser. D,
            5.25%, 2/15/2001....................................      1,005,211
            New Jersey Healthcare Facs. RB:
    300,000 Atlantic City Med. Center, Ser. A 1, (LOC: PNC Bank,
            NA), 4.05%, VRDN....................................        300,000
    900,000 Christian Hlth. Center, Ser. A3, (LOC: Valley Nat'l
            Bank), 4.10%, VRDN..................................        900,000
    500,000 Pascack Community Services, Ser. A 5, (LOC: PNC
            Bank, NA), 4.05%, VRDN..............................        500,000
  3,100,000 St. Mary's Hosp., Ser. A-4, (LOC: Valley Nat'l
            Bank), 4.10%, VRDN..................................      3,100,000
            New Jersey Trans. Trust Fund RB:
  3,000,000 (Liq: Smith Barney),
            4.18%, VRDN.........................................      3,000,000
  5,500,000 Ser. 2, (LOC: Chase Manhattan Bank & Insd. by FSA),
            4.23%, VRDN.........................................      5,500,000
  6,500,000 Ser. 54, (Liq: Morgan Stanley & Insd. by FSA),
            4.11%, VRDN.........................................      6,500,000
  3,500,000 Series C, (LOC: Bank of America), 4.13%, VRDN.......      3,500,000
            New Jersey Transit Corp.:
  2,000,000 (Liq: Smith Barney & Insd. by AMBAC), 4.23%, VRDN...      2,000,000
  8,250,000 Ser. 16,
            4.23%, VRDN.........................................      8,250,000
  6,525,000 Newark, NJ Healthcare Facs. RB, New Community Urban
             Renewal, Ser. 1995, (LOC: Sumitomo Bank), 5.45%,
             VRDN...............................................      6,525,000
  1,000,000 Passaic Valley, NJ Wtr. Commission RB, Wtr. Supply
             Sys. Sub. Proj., (LOC: PNC Bank, NA),
             4.50%, 11/14/2000..................................      1,001,878
  2,000,000 Rutgers State Univ., NJ RB, Ser. P, 6.85%,
             5/1/2001...........................................      2,069,043
    230,000 Sayreville, NJ GO, (Insd. by FSA), 4.80%,
             9/15/2000..........................................        230,252
    275,000 Tewksbury Township, NJ GO, 5.00%, 8/1/2000..........        275,000
  1,550,000 Union Cnty., NJ Impt. Auth. RB, Capital Equip. Lease
             Program, (Insd. by AMBAC), 3.70%, 8/1/2000.........      1,550,000
  4,164,000 Vineland, NJ BAN,
             4.35%, 1/19/2001...................................      4,164,724
                                                                   ------------
                                                                    113,818,934
                                                                   ------------

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New York - 4.6%
 $3,500,000 Port Auth. NY & NJ RB, Ser. 113, 3.90%, 12/1/2000...   $  3,499,978
  2,080,000 Port Auth. NY & NJ Spl. Obl. RB, Ser. 157, (LIQ:
             Morgan Stanley Dean Witter, Inc. & Insd. by MBIA),
             4.23%, VRDN........................................      2,080,000
                                                                   ------------
                                                                      5,579,978
                                                                   ------------
            Total Municipal Obligations
             (cost $119,398,912)................................    119,398,912
                                                                   ------------

   Shares

 MUTUAL FUND SHARES - 0.0%
     50,000 Federated New Jersey Municipal Cash Trust (cost
             $50,000) ..........................................         50,000
                                                                   ------------

            Total Investments -
             (cost $119,448,912)..........................    98.6%  119,448,912
            Other Assets and
             Liabilities - net............................     1.4     1,746,452
                                                             -----  ------------
            Net Assets....................................   100.0% $121,195,364
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (Unaudited)

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - 99.5%
            Pennsylvania - 99.5%
            Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB:
 $3,225,000 Chatham College, Ser. B, (LOC: Mellon Bank, NA),
            4.35%, VRDN...........................................   $  3,225,000
  1,000,000 Thiel College, Ser. B,
            4.35%, VRDN...........................................      1,000,000
            Allegheny Cnty., PA Hosp. Dev. Auth. RB:
  1,000,000 Hlth. Center UPMC Hlth. Sys., Ser. A, (Insd. by MBIA),
            3.90%, 8/1/2000.......................................      1,000,000
  8,600,000 Hlth. Ctr. St. Francis Sys., (LOC: First Natl. Bank of
            Chicago),
            4.40%, VRDN...........................................      8,600,000
  4,800,000 St. Margaret Mem. Hosp., (LOC: Mellon Bank, NA),
            4.35%, VRDN...........................................      4,800,000
            Allegheny Cnty., PA IDA RB:
  9,400,000 Allegheny Ludlum Corp. Proj.,
            4.45%, VRDN...........................................      9,400,000
  1,000,000 Mine Safety Appliances Co. Ser. 1991-A,
            4.47%, VRDN...........................................      1,000,000
  1,455,000 United Jewish Federation Proj., Ser. A, (LOC: Mellon
            Bank, NA),
            4.35%, VRDN...........................................      1,455,000
  9,420,000 Beaver Cnty., PA, Eagle Tax Exempt Trust Ser. 97-C,
             4.33%, VRDN 144A ....................................      9,420,000
    900,000 Beaver Cnty., PA IDA RB, Warehouse Real Estate, Ser.
             A,
             4.45%, VRDN..........................................        900,000
  2,700,000 Bucks Cnty., PA IDA Env. Impt., RB, USX Corp. Proj.,
             (LOC: Wachovia Bank. NC),
             4.25%, 10/5/2000.....................................      2,700,000
  4,700,000 Bucks Cnty., PA IDA RB,
             4.40%, VRDN..........................................      4,700,000
            Butler Cnty., PA IDA RB, Mine Safety Appliances Co.:
            Ser. 1991-A,
  1,000,000 4.47%, VRDN...........................................      1,000,000
            Ser. 1992-B,
  1,000,000 4.57%, VRDN...........................................      1,000,000
    900,000 Clarion Cnty., PA IDA RB, Meritcare MTC Inc. Proj.,
             Ser. 1991-A, (LOC: PNC Bank, NA),
             4.35%, VRDN..........................................        900,000
  1,900,000 Clinton Cnty., PA IDA Solid Wst. Disp. RB, Ser. 1992-
             A,
             4.70%, 1/15/2001.....................................      1,900,000
    530,000 Conemaugh Township, PA Sch. Dist. GO,
             4.20%, 9/1/2000......................................        530,000
  4,300,000 Cumberland Cnty., PA Muni. Auth. College RB, Dickinson
             College, Ser. B, (LOC: Mellon Bank, NA),
             3.80%, 11/1/2000.....................................      4,300,000

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
 $1,000,000 Dauphin Cnty., PA General Auth. RB, Ed. & Hlth. Loan
             Program, (SPA: Chase Manhattan Bank
             & Insd. by AMBAC),
             4.31%, VRDN..........................................   $  1,000,000
  8,000,000 Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj.
             Ser. B,
             4.45%, VRDN..........................................      8,000,000
  7,495,000 Delaware Valley, PA Regl. Fin. Auth. RB,
             4.38%, VRDN..........................................      7,495,000
    300,000 Dover Township, PA Swr. Auth. RB, (Insd. by MBIA),
             4.30%, 11/1/2000.....................................        299,994
  1,500,000 Erie Cnty., PA Higher Ed. Bldg. Auth. RB, Gannon Univ.
             Proj., Ser. F, 4.20%, 1/15/2001......................      1,500,000
            Erie Cnty., PA Hosp. Auth. RB:
  2,200,000 Hamot Hlth. Foundation, (Insd. by AMBAC),
            4.30%, VRDN...........................................      2,200,000
  1,100,000 Union City Mem. Hosp., (LOC: Mellon Bank, NA),
            4.35%, VRDN...........................................      1,100,000
  3,660,000 Ferguson Township, PA IDA RB, Allied Corp. Proj.,
             4.20%, 11/1/2000.....................................      3,660,000
  3,000,000 Franconia Township, PA IDA RB, Ser. A, (LOC: Mellon
             Bank, NA), 4.40%, VRDN...............................      3,000,000
  2,000,000 Lancaster, PA IDA RB, Islands Paper Co. Proj.,
             4.45%, VRDN..........................................      2,000,000
    900,000 Lehigh Cnty., PA IDA RB, Allegheny Elec. Coop., Inc.,
             4.40%, VRDN..........................................        900,000
  4,000,000 Mercer Cnty., PA IDA PCRB, Penntecq, Inc. Proj., (LOC:
             Dai-Ichi Kangyo Bank, Ltd.),
             5.90%, VRDN..........................................      4,000,000
    545,000 Monessen, PA Sch. Dist. GO, 4.40%, 2/15/2001..........        545,000
  3,750,000 Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Ser.
             B, 4.40%, VRDN.......................................      3,750,000
  3,000,000 Montgomery Cnty., PA IDA RB, 4.73%, VRDN..............      3,000,000
    250,000 Neshannock Township, PA Sch. Dist. GO, (Insd. by
             FGIC), 5.63%, 9/1/2000...............................        250,333
    410,000 Northern Lebanon, PA Sch. Dist. GO, (Insd. by AMBAC),
             4.90%, 2/15/2001.....................................        411,127
    380,000 Northern Tioga, PA Sch. Dist. GO, 5.25%, 11/15/2000...        381,005
            Pennsylvania EDA RB, (LOC: PNC Bank, NA):
  5,000,000 Approved Solid Wst. Proj., 4.10%, 12/15/2000..........      4,999,981
  1,400,000 Computer Components Proj., Ser. G-3,
            4.45%, VRDN...........................................      1,400,000

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund
                       Schedule of Investments(continued)
                           July 31, 2000 (Unaudited)

 Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
            Pennsylvania EDA RB (continued):
 $4,100,000 Donald Berdtein Proj., Ser. C-5, 4.45%, VRDN........  $  4,100,000
  1,200,000 EPT Associates Proj., Ser. B-5, 4.45%, VRDN.........     1,200,000
  1,100,000 Fansterl, Inc. Proj., Ser. B2, 4.45%, VRDN..........     1,100,000
  1,200,000 Johnston Welding & Fabric, Ser. B-1, 4.45%, VRDN....     1,200,000
  2,900,000 O'Neill Family LLC, Ser. B-8, 4.45%, VRDN...........     2,900,000
  1,500,000 S.J. Bailey & Sons, Inc., Proj. Ser. E, 4.45%,
            VRDN................................................     1,500,000
    950,000 Ser. A-3,
            4.45%, VRDN.........................................       950,000
  2,000,000 Ser. G-10,
            4.45%, VRDN.........................................     2,000,000
  4,000,000 Pennsylvania GO, Ser. 1999-3, 4.33%, VRDN...........     4,000,000
            Pennsylvania HFA RB:
  2,700,000 Eagle Tax Exempt Trust,
            4.33%, VRDN 144A....................................     2,700,000
  3,120,000 Ser. 229,
            4.53%, VRDN.........................................     3,120,000
            Pennsylvania Higher Ed. Facs. Auth. RB:
  5,000,000 St. Francis College, Ser. B-7, 3.80%, 11/1/2000 ....     5,000,000
    575,000 Thomas Jefferson Univ., Ser. A, (Insd. by MBIA),
            5.90%, 8/15/2000....................................       575,298
  2,000,000 Pennsylvania Intergovernmental Coop. Auth. RB, Ser.
             1999-7, 4.33%, VRDN................................     2,000,000
    675,000 Pennsylvania Turnpike Commission RB, Ser. G,
             7.35%, 12/1/2000...................................       695,091
  7,000,000 Philadelphia, PA Arpt. IDA RB, Ser. P-1, 4.45%,
             3/28/2001..........................................     7,000,000
  4,800,000 Philadelphia, PA Arpt. MSTR, (SPA: Societe Generale
             & Insd. by FGIC), 4.30%, VRDN......................     4,800,000
            Philadelphia, PA IDA RB:
    960,000 Allied Corp.,
            4.20%, 11/1/2000....................................       960,000
  5,000,000 Inglis House Proj.,
            4.30%, VRDN.........................................     5,000,000
  4,170,000 Philadelphia, PA Sch. Dist. GO, Ser. 345,
             4.48%, VRDN........................................     4,170,000
  3,780,000 Philadelphia, PA Wtr. & Wst. Wtr. RB, Ser. 1999-1,
             (Insd. by AMBAC), 4.43%, VRDN......................     3,780,000
            Pittsburgh, PA Urban Redev. Auth. Mtge. RB:
  1,000,000 Notes, Ser. E,
            3.65%, 8/15/2000....................................     1,000,000
  1,000,000 Notes, Ser. F,
            3.55%, 8/15/2000....................................     1,000,000
  1,445,000 Pittsburgh, PA Wtr. & Swr. Auth. RB, 4.31%, VRDN....     1,445,000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
 $1,607,500 Pittsburgh, PA Wtr. & Swr. Auth. RB, Ser. 346,
             4.53%, VRDN........................................   $  1,607,500
  4,000,000 Port of Allegheny, PA GO, ABN Amro Munitops
             Certificates, 4.60%, 10/11/2000....................      4,000,000
  3,610,000 Quakertown, PA General Auth. RB, Ser. A, (LOC: PNC
             Bank, NA), 4.30%, VRDN.............................      3,610,000
  6,400,000 Southcentral Pennsylvania Gen. Auth. RB,
             4.33%, VRDN........................................      6,400,000
    330,000 Southern York Cnty., PA Sch. Dist. GO, (Insd. by
             FGIC),
             4.00%, VRDN........................................        330,000
    300,000 Southerton, PA Area Sch. Dist. GO, (Insd. by FGIC),
             4.40%, 9/1/2000....................................        300,036
    315,000 Spring Grove, PA Area Sch. Dist. GO, (Insd. by
             MBIA),
             5.70%, 8/15/2000...................................        315,199
  5,000,000 Temple Univ. Of The Cmmnwlth. Sys. of Higher Ed. PA,
             Univ. Fdg. Obl.,
             5.00%, 5/10/2001                                         5,027,774
    500,000 Univ. Area Joint Auth. PA RB, (Insd. by MBIA),
             7.10%, 9/1/2000....................................        506,112
  3,600,000 Washington Cnty., PA Auth. Lease RB, Eye and Ear
             Ser. B-1, (LOC: PNC Bank, NA),
             4.35%, VRDN........................................      3,600,000
  4,900,000 Westmoreland Cnty., IDA RB, White Consolidated Ind.,
             Inc. Proj., (LOC: Chemical Bank),
             5.17%, 12/1/2000...................................      4,900,000
  2,300,000 Wilkes Barre, PA IDA RB, Toys R Us, Inc., Proj.,
             4.43%, VRDN........................................      2,300,000
                                                                   ------------

            Total Investments -
             (cost $202,814,450)..........................    99.5%  202,814,450
            Other Assets and Liabilities - net............     0.5     1,072,963
                                                             -----  ------------
            Net Assets -..................................   100.0% $203,887,413
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEM
                           Treasury Money Market Fund
                            Schedule of Investments
                           July 31, 2000 (Unaudited)

  Principal
    Amount                                                           Value

 U.S. TREASURY NOTES - 20.7%
 $ 75,000,000 8.75%, 8/15/2000+...............................   $   75,095,169
   50,000,000 5.125%, 8/31/2000+..............................       49,986,612
  125,000,000 4.50% - 6.125%, 9/30/2000+......................      124,913,931
  150,000,000 4.625%, 11/30/2000+.............................      149,476,040
   50,000,000 4.625%, 12/31/2000..............................       49,688,281
  125,000,000 4.50%, 1/31/2001................................      123,948,419
   25,000,000 5.375%, 2/15/2001...............................       24,867,503
   65,000,000 4.875%, 3/31/2001...............................       64,375,153
   50,000,000 5.625%, 5/15/2001...............................       49,705,129
   50,000,000 5.25%, 5/31/2001................................       49,372,679
                                                                 --------------
              Total U.S. Treasury Notes (cost $761,428,916)...      761,428,916
                                                                 --------------
 REPURCHASE AGREEMENTS - 90.3%*
  175,000,000 ABN Amro, Inc.,
               6.55%, dated 7/31/2000, due 8/1/2000 (1).......      175,000,000
  175,000,000 Barclays Capital,
               6.57%, dated 7/31/2000, due 8/1/2000 (2).......      175,000,000
  150,000,000 Bear Stearns Co.,
               6.56%, dated 7/31/2000, due 8/1/2000 (3).......      150,000,000
  105,000,000 Credit Suisse First Boston Corp.,
               6.55%, dated 7/31/2000, due 8/1/2000 (4).......      105,000,000
  400,000,000 Deutsche Bank AG,
               6.49%, dated 7/31/2000, due 8/1/2000 (5).......      400,000,000
  148,875,000 Dresdner Bank AG,
               6.65%, dated 07/31/2000, due 11/30/2000** (6)..      148,875,000
  175,000,000 Greenwich Capital Markets,
               6.56%, dated 7/31/2000, due 8/1/2000 (7).......      175,000,000
  175,000,000 Lehman Brothers, Inc.,
               6.52%, dated 7/31/2000, due 8/1/2000 (8).......      175,000,000

  Principal
    Amount                                                           Value

 REPURCHASE AGREEMENTS - continued
 $ 50,250,000 Morgan Stanley & Co. ,
               6.40%, dated 5/03/2000, due 8/31/2000** (9)....   $   50,250,000
   74,718,750 Morgan Stanley & Co.,
               6.45%, dated 5/04/2000, due 10/2/2000** (10)....      74,718,750
  500,000,000 Salomon Smith Barney, Inc.,
               6.56%, dated 7/31/2000, due 8/1/2000 (11)......      500,000,000
  400,000,000 Salomon Smith Barney, Inc.,
               6.60%, dated 7/31/2000, due 8/1/2000 (12)......      400,000,000
  137,578,657 SG Cowen Securities Corp.,
               6.55%, dated 7/31/2000, due 8/1/2000 (13)......      137,578,657
   76,968,750 Societe Generale,
               6.25%, dated 5/03/2000, due 8/15/2000** (14)...       76,968,750
   50,187,500 Societe Generale,
               6.40%, dated 5/04/2000, due 10/2/2000** (15)...       50,187,500
  175,000,000 State Street Bank & Trust Co.,
               6.56%, dated 7/31/2000, due 8/1/2000 (16)......      175,000,000
  175,000,000 Warburg Dillon Reed LLC,
               6.56%, dated 7/31/2000, due 8/1/2000 (17)......      175,000,000
  175,000,000 West Deutsche Landes Bank,
               6.56%, dated 07/31/2000, due 8/1/2000 (18).....      175,000,000
                                                                 --------------
              Total Repurchase Agreements (cost
               $3,318,578,657)................................    3,318,578,657
                                                                 --------------

              Total Investments -
               (cost $4,080,007,573)..................   111.0%  4,080,007,573
              Other Assets and Liabilities - net......   (11.0)   (405,601,808)
                                                         -----  --------------
              Net Assets..............................   100.0% $3,674,405,765
                                                         =====  ==============

(1)  $78,832,000 U.S. Treasury Bonds, 6.125% to 13.75%, 8/15/2004 to 8/15/2029;
     value including accrued interest -- $94,248,690; $57,479,000; U.S. Trea-sury Notes, 5.50% to 6.625%, 5/31/2002 to 2/15/2008; value including ac-
     crued interest - $58,439,361; $52,125,000 U.S. Treasury STRIPS, 2/28/2001
     to 2/15/2025; value including accrued interest - $25,812,673.
(2)  $100,586,000 U.S. Treasury Notes, 6.625%, 3/31/2002; value including ac-
     crued interest - $103,168,981; $50,704,000 U.S. Treasury Bonds, 13.25%,
     5/15/2014; value including accrued interest - $75,331,246.
(3)  $405,139,000 U.S. Treasury STRIPS, 8/15/2011 to 11/15/2022; value includ-
     ing accrued interest - $153,632,033.
(4)  $58,284,000 U.S. Treasury Bonds, 8.875% to 13.375%, 8/15/2001 to
     8/15/2017; value including accrued interest - $70,652,341; $38,384,000
     U.S. Treasury Bills, 12/14/2000; value including accrued interest -
      $37,494,643.
(5)  $447,607,321 GNMA, 5.50% to 8.00%, 5/15/2027 to 4/15/2030; value including accrued interest - $408,000,000.
(6)  $148,715,000 U.S. Treasury Notes, 6.75%, 5/15/2005; value including ac-
     crued interest - $151,852,698.
(7)  $115,345,000 U.S. Treasury Index Bonds, 3.875%, 4/15/2029; value including accrued interest - $122,027,623; $52,971,000 U.S. Treasury Index Notes, 3.625%, 7/15/2002; value including accrued interest - $56,472,882.
(8)  $142,520,000 U.S. Treasury Notes, 6.25% to 6.50%, 5/31/2001 to 2/15/2007;
     value including accrued interest - $146,190,891; $27,000,000 U.S. Treasury Bonds, 7.25% to 10.375%, 11/15/2012 to 5/15/2016; value including accrued interest - $33,292,122.
(9)  $70,584,344 GNMA, 5.50% to 9.00%, 1/15/2014 to 5/15/2037; value including accrued interest - $52,764,372.
(10) $65,650,000 U.S. Treasury Bonds, 7.50%, 11/15/2024; value including ac-
     crued interest - $76,738,647.
(11) $843,505,718 U.S. Treasury STRIPS, value including accrued interest - $513,102,810.
(12) $959,800,767 U.S. Treasury STRIPS, value including accrued interest - $410,526,738.
(13) $132,250,000 U.S. Treasury Notes, 5.50% to 6.50%, 7/31/2001 to 2/15/2003;
     value including accrued interest - $134,227,464; $5,678,000 U.S. Treasury Bonds, 8.125% to 8.75%, 11/15/2008 to 6/15/2021; value including accrued interest - $6,199,977.
(14) $162,578,000 U.S. Treasury STRIPS, value including accrued interest - $79,121,921; $1,000 U.S. Treasury Bonds, 12.375%, 5/15/2004; value in-
     cluding accrued interest - $1,196. $950,000 U.S. Treasury Notes, 5.625%, 2/28/2001; value including accrued interest - $955,921.
(15) $109,500,000 U.S. Treasury STRIPS, value including accrued interest - $51,229,957; $19,000 U.S. Treasury Bonds, 7.50% to 7.875%, 11/15/2016 to
     2/15/2021; value including accrued interest - $23,130.
(16) $105,615,000 U.S. Treasury Bonds, 6.25% to 8.875%, 2/15/2019 to 8/15/2023;
     value including accrued interest - $129,547,888; $47,050,000 U.S. Treasury Notes, 7.00%, 7/15/2006; value including accrued interest - $48,964,935.
(17) $167,435,000 U.S. Treasury Index Notes, 3.625%, 7/15/2002; value including accrued interest - $178,504,031.
(18) $142,520,000 U.S. Treasury Notes, 6.25% to 6.50%, 5/31/2001 to 2/15/2007;
     value including accrued interest - $146,190,891; $27,000,000 U.S. Treasury Bonds, 7.25% to 10.375%, 11/15/2012 to 5/15/2016; value including accrued interest - $33,292,122.

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                   Combined Notes to Schedules of Investments
                           July 31, 2000 (Unaudited)

+    Securities on loan.
**   Represents collateral received for securities on loan.
* Collateral for each repurchase agreement is detailed within footnote indi-cated.
144A Securities that may be sold to "qualified institutional buyers" under Rule
     144A. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
# The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at July 31, 2000 plus accrued interest

Summary of Abbreviations:
AMBAC  American Municipal Bond As-     MBIA   Municipal Bond Investors Assur-
       surance Corp.                          ance Corp.
ARB    Adjustable Rate Bond            MHRB   Multifamily Housing Revenue Bond
BAN    Bond Anticipation Note          MSTR   Municipal Securities Trust Re-
CDA    Community Development Ad-              ceipt
       ministration                    MTC    Municipal Trust Certificate
COP    Certificate of Participa-       MTN    Medium Term Note
       tion                            PCRB   Pollution Control Revenue Bond
EDA    Economic Development Au-        PFOTER Puttable Floating Option Tax Ex-
       thority                                empt Receipt
EDRB   Economic Development Reve-      PPT    Pooled Puttable Trust
       nue Bond                        RACERS Restructured Asset Security En-
FGIC   Financial Guaranty Insur-              hancement
       ance Co.                        RAN    Revenue Anticipation Note
FHA    Federal Housing Authority       RB     Revenue Bond
FHLB   Federal Home Loan Bank          REIT   Real Estate Investment Trust
FNMA   Federal National Mortgage       ROC    Reset Option Certificate
       Association                     SAK    Sakura Trust
FRN    Floating Rate Note              SFHRB  Single Family Housing Revenue
FSA    Financial Security Assur-              Bond
       ance, Inc.                      SLMA   Student Loan Marketing Associa-
GMAC   General Motors Acceptance              tion
       Corp.                           SPA    Security Purchase Agreement
GNMA   Government National Mort-       STRIPS Separately Traded Registered In-
       gage Association                       terest and Principal Securities
GO     General Obligation              TAN    Tax Anticipation Note
HDA    Housing Development Author-     TOC    Tender Option Certificate
       ity                             VRDN   Variable Rate Demand Note
HFA    Housing Finance Authority
IDA    Industrial Development Au-
       thority
IDB    Industrial Development
       Board
IDRB   Industrial Development Rev-
       enue Bond
LOC    Letter of Credit

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at July 31, 2000.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2000.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Funds
                      Statements of Assets and Liabilities
                           July 31, 2000 (Unaudited)

                            Florida                                      New Jersey  Pennsylvania
                           Municipal                       Municipal     Municipal    Municipal      Treasury
                          Money Market   Money Market     Money Market  Money Market Money Market  Money Market
                              Fund           Fund             Fund          Fund         Fund          Fund
----------------------------------------------------------------------------------------------------------------
Assets
 Investment in
  securities............  $131,937,833   13,587,700,065  $1,185,703,944 $119,448,912 $202,814,450 $  761,428,916
 Investment in
  repurchase
  agreements............             0       21,537,426               0            0            0  3,318,578,657
----------------------------------------------------------------------------------------------------------------
 Investments at
  amortized cost........   131,937,833   13,609,237,491   1,185,703,944  119,448,912  202,814,450  4,080,007,573
 Cash...................        50,390          218,115               0        3,665      192,160              0
 Receivable for Fund
  shares sold...........             0        4,698,197         382,628      500,000            0        241,154
 Interest receivable....     1,100,076       89,920,120       7,566,290    1,432,242    1,339,197     16,417,844
 Prepaid expenses and
  other assets..........        33,117          774,704          43,145       27,338       25,476        106,140
----------------------------------------------------------------------------------------------------------------
 Total assets...........   133,121,416   13,704,848,627   1,193,696,007  121,412,157  204,371,283  4,096,772,711
----------------------------------------------------------------------------------------------------------------
Liabilities
 Distributions payable..       285,208       54,365,796       2,253,190      211,249      411,003     14,654,282
 Due to custodian bank..             0                0         649,030            0            0              0
 Payable for Fund shares
  redeemed..............           500        8,223,190       1,472,289            0        3,000        101,197
 Payable for securities
  on loan...............             0                0               0            0            0    406,308,881
 Advisory fee payable...         1,474          146,437          14,066        1,360        1,987         31,255
 Distribution Plan
  expenses payable......         2,032          173,883          10,496        1,656        2,234        107,900
 Due to other related
  parties...............           214           21,969           1,954          199          222          6,020
 Accrued expenses and
  other liabilities.....         6,449           34,659         258,228        2,329       65,424      1,157,411
----------------------------------------------------------------------------------------------------------------
 Total liabilities......       295,877       62,965,934       4,659,253      216,793      483,870    422,366,946
----------------------------------------------------------------------------------------------------------------
Net assets..............  $132,825,539  $13,641,882,693  $1,189,036,754 $121,195,364 $203,887,413 $3,674,405,765
----------------------------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $132,829,916  $13,647,800,592  $1,188,643,551 $121,176,589 $203,886,073 $3,674,388,394
 Undistributed
  (overdistributed) net
  investment income.....            86          (16,394)         12,752       18,772        1,340         17,371
 Accumulated net
  realized gains or
  losses on securities..        (4,463)      (5,901,505)        380,451            3            0              0
----------------------------------------------------------------------------------------------------------------
Total net assets........  $132,825,539  $13,641,882,693  $1,189,036,754 $121,195,364 $203,887,413 $3,674,405,765
----------------------------------------------------------------------------------------------------------------
Net assets consists of
 Class A................  $ 15,310,421  $ 1,856,520,662  $  134,548,297 $ 35,872,136 $ 27,600,579 $  711,971,452
 Class B................             0       46,751,263               0            0            0              0
 Class C................             0        3,909,165               0            0            0              0
 Class S................   117,461,784    9,633,545,966     569,175,936   83,017,820  124,291,251  2,057,813,210
 Class Y................        53,334    2,101,155,637     485,312,521    2,305,408   51,995,583    904,621,103
----------------------------------------------------------------------------------------------------------------
Total net assets........  $132,825,539  $13,641,882,693  $1,189,036,754 $121,195,364 $203,887,413 $3,674,405,765
----------------------------------------------------------------------------------------------------------------
Shares outstanding
 Class A................    15,314,798    1,857,766,468     134,461,600   35,853,468   27,592,977    712,161,993
 Class B................             0       46,774,760               0            0            0              0
 Class C................             0        3,911,980               0            0            0              0
 Class S................   117,461,784    9,636,518,154     569,002,706   83,017,820  124,291,252  2,057,813,211
 Class Y................        53,334    2,103,281,094     485,246,875    2,305,301   52,001,844    904,663,810
----------------------------------------------------------------------------------------------------------------
Net asset value per
 share
 Class A................  $       1.00  $          1.00  $         1.00 $       1.00 $       1.00 $         1.00
----------------------------------------------------------------------------------------------------------------
 Class B................            --  $          1.00              --           --           --             --
----------------------------------------------------------------------------------------------------------------
 Class C................            --  $          1.00              --           --           --             --
----------------------------------------------------------------------------------------------------------------
 Class S................  $       1.00  $          1.00  $         1.00 $       1.00 $       1.00 $         1.00
----------------------------------------------------------------------------------------------------------------
 Class Y................  $       1.00  $          1.00  $         1.00 $       1.00 $       1.00 $         1.00
----------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Funds
                            Statements of Operations
                   Six Months Ended July 31, 2000 (Unaudited)


                            Florida                                 New Jersey  Pennsylvania
                           Municipal                  Municipal     Municipal    Municipal     Treasury
                          Money Market Money Market  Money Market  Money Market Money Market Money Market
                              Fund         Fund          Fund          Fund         Fund         Fund
----------------------------------------------------------------------------------------------------------
Investment income
 Interest...............   $2,793,293  $397,036,148  $27,554,332    $2,457,681   $4,034,044  $113,699,690
----------------------------------------------------------------------------------------------------------
Expenses
 Advisory fee...........      272,653    24,574,165    2,673,711       240,396      345,736     5,840,633
 Distribution Plan
  expenses..............      228,683    18,146,039    1,227,149       192,886      238,024     4,732,509
 Administrative services
  fees..................       39,900     3,742,389      373,089        35,180       57,623     1,130,445
 Transfer agent fee.....        4,608     2,839,039      191,230         4,810       11,878       400,526
 Trustees' fees and
  expenses..............        1,335       124,636       12,446         1,172        1,961        37,722
 Printing and postage
  expenses..............       10,830       326,553       31,357         3,240       14,237        92,265
 Custodian fee..........       17,887     1,324,151      138,518        10,532       24,466       370,337
 Registration and filing
  fees..................        3,743       313,411       26,431         2,042        1,880       261,838
 Professional fees......        9,202        31,826       16,347         6,905       10,000         9,302
 Other..................        2,594        77,056       40,296            45        8,320       173,905
----------------------------------------------------------------------------------------------------------
 Total expenses.........      591,435    51,499,265    4,730,574       497,208      714,125    13,049,482
 Less: Expense
  reductions............       (5,587)     (295,453)     (38,449)       (3,605)      (5,516)      (70,041)
   Fee waivers..........            0             0            0             0      (89,843)            0
----------------------------------------------------------------------------------------------------------
 Net expenses...........      585,848    51,203,812    4,692,125       493,603      618,766    12,979,441
----------------------------------------------------------------------------------------------------------
 Net investment income..    2,207,445   345,832,336   22,862,207     1,964,078    3,415,278   100,720,249
----------------------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities..          (42)   (4,208,143)     380,451             3            0             0
----------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............   $2,207,403  $341,624,193  $23,242,658    $1,964,081   $3,415,278  $100,720,249
----------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Funds
                      Statements of Changes in Net Assets
                   Six Months Ended July 31, 2000 (Unaudited)

                             Florida                                        New Jersey    Pennsylvania
                            Municipal                        Municipal       Municipal      Municipal       Treasury
                          Money Market    Money Market     Money Market    Money Market   Money Market    Money Market
                              Fund            Fund             Fund            Fund           Fund            Fund
-------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income..  $   2,207,445  $   345,832,336  $    22,862,207  $   1,964,078  $   3,415,278  $   100,720,249
 Net realized gains or
  losses on securities..            (42)      (4,208,143)         380,451              3              0                0
-------------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............      2,207,403      341,624,193       23,242,658      1,964,081      3,415,278      100,720,249
-------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
 Class A................     (1,921,156)    (243,646,174)     (11,377,012)    (1,733,501)    (2,146,472)     (65,515,070)
 Class B................              0       (1,324,210)               0              0              0                0
 Class C................              0         (110,290)               0              0              0                0
 Class S................       (285,039)     (42,049,357)      (1,479,241)      (195,273)      (297,897)      (8,908,128)
 Class Y................         (1,250)     (58,703,557)     (10,005,954)       (35,304)      (970,909)     (26,297,051)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........     (2,207,445)    (345,833,588)     (22,862,207)    (1,964,078)    (3,415,278)    (100,720,249)
-------------------------------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................    112,526,445    9,502,511,392    1,103,621,829    196,433,600    267,232,522    3,327,133,101
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........        301,070       37,933,450        6,232,905        581,823        704,443       10,989,392
 Payment for shares
  redeemed..............   (120,510,032)  (6,806,693,719)  (1,219,771,040)  (188,770,692)  (251,134,313)  (3,526,059,805)
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....     (7,682,517)   2,733,751,123     (109,916,306)     8,244,731     16,802,652     (187,937,312)
-------------------------------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in
   net assets...........     (7,682,559)   2,729,541,728     (109,535,855)     8,244,734     16,802,652     (187,937,312)
Net assets
 Beginning of period....    140,508,098   10,912,340,965    1,298,572,609    112,950,630    187,084,761    3,862,343,077
-------------------------------------------------------------------------------------------------------------------------
 End of period..........  $ 132,825,539  $13,641,882,693  $ 1,189,036,754  $ 121,195,364  $ 203,887,413  $ 3,674,405,765
-------------------------------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income......  $          86  $       (16,394) $        12,752  $      18,772  $       1,340  $        17,371
-------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Funds
                      Statements of Changes in Net Assets
                          Year Ended January 31, 2000

                            Florida                                         New Jersey    Pennsylvania
                           Municipal                         Municipal       Municipal      Municipal       Treasury
                         Money Market     Money Market     Money Market    Money Market   Money Market    Money Market
                             Fund             Fund             Fund            Fund           Fund            Fund
-------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment
  income...............  $   2,597,097  $    426,798,406  $    40,849,592  $   2,789,678  $   4,530,485  $   179,637,569
 Net realized gains or
  losses on
  securities...........             (2)         (290,538)         209,580         18,772          1,340                0
-------------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations...........      2,597,095       426,507,868       41,059,172      2,808,450      4,531,825      179,637,569
-------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
 Class A...............     (2,592,260)     (337,175,277)     (22,077,026)    (2,771,252)    (3,266,436)    (133,223,851)
 Class B...............              0        (2,927,539)               0              0              0                0
 Class C...............              0          (222,229)               0              0              0                0
 Class Y...............         (4,751)      (86,473,224)     (18,900,378)       (18,426)    (1,288,732)     (46,413,718)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders.........     (2,597,011)     (426,798,269)     (40,977,404)    (2,789,678)    (4,555,168)    (179,637,569)
-------------------------------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold.................    392,177,459    20,385,474,970    2,520,413,634    382,698,079    371,300,951    8,377,505,602
 Net asset value of
  shares issued in
  reinvestment of
  distributions........        290,999        59,387,865       11,575,848      1,045,710      1,021,263       19,423,674
 Payment for shares
  redeemed.............   (336,304,338)  (16,556,700,003)  (2,510,676,706)  (365,454,611)  (321,406,495)  (8,946,040,098)
-------------------------------------------------------------------------------------------------------------------------
 Net increase
  (decrease) in net
  assets resulting from
  capital share
  transactions.........     56,164,120     3,888,162,832       21,312,776     18,289,178     50,915,719     (549,110,822)
-------------------------------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in
   net assets..........     56,164,204     3,887,872,431       21,394,544     18,307,950     50,892,376     (549,110,822)
Net assets
 Beginning of period...     84,343,894     7,024,468,534    1,277,178,065     94,642,680    136,192,385    4,411,453,899
-------------------------------------------------------------------------------------------------------------------------
 End of period.........  $ 140,508,098  $ 10,912,340,965  $ 1,298,572,609  $ 112,950,630  $ 187,084,761  $ 3,862,343,077
-------------------------------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income.....  $          86  $        (15,142) $        12,752  $      18,772  $       1,340  $        17,371
-------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements(Unaudited)


1. ORGANIZATION

The Evergreen Money Market Funds consist of Evergreen Florida Municipal Money Market Fund ("Florida Municipal Money Market Fund"), Evergreen Money Market Fund ("Money Market Fund"), Evergreen Municipal Money Market Fund ("Municipal Money Market Fund"), Evergreen New Jersey Municipal Money Market Fund ("New Jersey Municipal Money Market Fund"), Evergreen Pennsylvania Municipal Money Market Fund ("Pennsylvania Municipal Money Market Fund") and Evergreen Treasury Money Market Fund ("Treasury Money Market Fund"), (collectively, the "Funds"). Each Fund, except for the Florida Municipal Money Market Fund, New Jersey Mu-nicipal Money Market Fund and Pennsylvania Municipal Money Market, which are non-diversified, is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class S and Class Y shares. In addition, the Money Market Fund offers Class B and Class C shares. Class A shares are sold at net asset value without a front-end sales charge but pay a distribution fee. Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 follow the conversion rights at the time the shares were purchased. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within two years after the month of purchase. Class S shares are sold at net asset value and are not subject to any contingent deferred sales charges, but pay an ongoing distribution fee. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institu-tional investors or Class Y shareholders of record of certain other funds man-aged by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method, which approximates market value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter assuming a constant accretion of any dis-count or amortization of any premium from its face value at a constant rate un-til maturity.

Mutual fund shares held in a Fund are valued at the net asset value of each mu-tual fund.

B. Repurchase Agreements

Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending

In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other qualified financial organizations. The Funds' investment advisers will monitor the creditworthiness of such bor-rowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the bor-rower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such se-curities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in con-nection with such loans.

D. Security Transactions and Investment Income

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes

The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions

Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

G. Class Allocations

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

Evergreen Asset Management Corp. ("EAMC"), an indirect, wholly-owned subsidiary of First Union, serves as the investment advisor for Florida Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund and New Jersey Mu-nicipal Money Market Fund and is paid a management fee that is computed and paid daily. The management fee for Money Market Fund and Municipal Money Market Fund is calculated by applying percentage rates, starting at 0.44% and declin-ing to 0.39% per annum as net assets increase, to the average daily net assets of each Fund. Prior to January 3, 2000, the management fee for Money Market Fund and Municipal Money Market Fund was computed by applying percentage rates, starting at of 0.50% and declining to 0.45% per annum as net assets increased, to the average daily net assets of each Fund. The management fee for Florida Municipal Money Market Fund and New Jersey Municipal Money Market Fund is computed and paid daily at an annual rate of 0.41% of the average daily net assets of each Fund. Prior to January 3, 2000, the management fee for Florida Municipal Money Market Fund and New Jersey Municipal Money Mar-ket Fund was computed at a rate of 0.45% of the average daily net assets of each Fund.

First Union National Bank ("FUNB"), a wholly owned subsidiary of First Union, serves as the investment advisor to the Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund and is paid a management fee that is com-puted and paid daily. The management fee for the Pennsylvania Municipal Money Market Fund is calculated by applying percentage rates, starting at 0.36% and declining to 0.24% per annum as net assets increase, to the average daily net assets of the Fund. Prior to January 3, 2000, the management fee for the Penn-sylvania Municipal Money Market Fund was calculated by applying percentage rates, starting at 0.40% and declining to 0.28% per annum as net assets in-creased, to the Fund's average daily net assets. The management fee for Trea-sury Money Market Fund is computed and paid daily at an annual rate of 0.31% of the average daily net assets of the Fund. Prior to January 3, 2000, the manage-ment fee for Treasury Money Market Fund was computed at an annual rate of 0.35% of the average daily net assets of the Fund.

Evergreen Investment Services ("EIS"), an indirect, wholly owned subsidiary of FUNB, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. Prior to May 1, 2000, The BISYS Group, Inc. ("BISYS") served as the sub-administrator to the Funds and provided the officers of the Funds. Officers of the Funds and affiliated Trustees re-ceive no compensation directly from the Funds.

The Funds pay the administrator a fee at the annual rate of 0.06% of each Fund's average daily net assets. The sub-administrator was paid by the adminis-trator out of its fees until the sub-administration agreement with BISYS was terminated on April 30, 2000.

Prior to January 3, 2000, the administrator and sub-administrator for the Flor-ida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Penn-sylvania Municipal Money Market Fund and Treasury Money Market Fund were enti-tled to an annual fee based on the combined average daily net assets of all the funds administered by EIS for which First Union or its investment advisory sub-sidiaries were also the investment advisors. The administration fee was calcu-lated by applying percentage rates, which started at 0.05% and declined to 0.01% per annum as net assets increased, to the average daily net assets of each Fund. The sub-administration fee was calculated by applying percentage rates, which started at 0.01% and declined to 0.004% per annum as net assets increased, to the average daily net assets of each Fund.

Prior to January 3, 2000, the administration fee for the Money Market Fund and Municipal Money Market Fund was paid by the investment advisor and was not a fund expense. The sub-administration fee was also paid by the investment advi-sor until the sub-administration agreement with BISYS was terminated on April 30, 2000.

For the six months ended July 31, 2000, the Funds paid or accrued to EIS the following amounts for certain administrative services and sub-administrative services:

                                         Administration Sub-administration
                                         ---------------------------------
         Florida Municipal Money Market
          Fund.........................    $   39,136        $   764
         Money Market Fund.............     3,742,389              0
         Municipal Money Market Fund...       373,089              0
         New Jersey Municipal Money
          Market Fund..................        34,534            646
         Pennsylvania Municipal Money
          Market Fund..................        56,537          1,086
         Treasury Money Market Fund....     1,108,188         22,257

Evergreen Service Company ("ESC"), an indirectly, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribution Plans, Class A incurs distributions fees equal to 0.30% of the average daily net asset of the class, all of which is used to pay for shareholder service fees. Class B and Class C incur distribution fees equal to 1.00% of the average daily net assets of each class. Of this amount, 0.25% is used to pay for shareholder service fees and 0.75% is used to pay for distribu-tion-related costs. Class S may incur distribution fees up to 0.75% of its av-erage daily net assets. However, distribution fees are currently limited to 0.60% of the average daily net assets of the class, all of which is used to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the six months ended July 31, 2000, amounts paid or accrued to EDI pur-suant to each Fund's Class A, Class B, Class C and Class S Distribution Plans, as well as distribution fees waived and the impact of the waiver as a percent-age of the average net assets of the class, were as follows:

                                     Distribution fees accrued        Distribution    % of
                              --------------------------------------- fees waived  Average Net
                                Class A   Class B  Class C  Class S     Class A      Assets
                              ----------------------------------------------------------------
     Florida Municipal Money
      Market Fund............ $   170,117 $      0 $     0 $   58,566   $     0       0.00%
     Money Market Fund.......  13,338,813  276,444  23,148  4,507,634         0       0.00
     Municipal Money Market
      Fund...................     949,256        0       0    277,893         0       0.00
     New Jersey Municipal
      Money Market Fund......     153,188        0       0     39,698         0       0.00
     Pennsylvania Municipal
      Money Market Fund......     179,686        0       0     58,338    89,843       0.15
     Treasury Money Market
      Fund...................   3,744,071        0       0    988,438         0       0.00

With respect to Class B and Class C shares of the Money Market Fund, the prin-cipal underwriter may pay distribution fees greater than the allowable annual amounts the fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class S and Class Y. In addition, the Money Market Fund offers Class B and Class C shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Florida Municipal Money Market Fund

                                           Six Months Ended      Year Ended
                                            July 31, 2000     January 31, 2000
------------------------------------------------------------------------------
Class A
Shares sold.............................       98,535,633        385,440,203
Shares issued in reinvestment of
 distributions..........................          299,862            286,961
Shares redeemed.........................      (98,120,124)      (329,667,588)
Conversion of Class A shares to Class S
 shares.................................     (125,807,511)                 0
------------------------------------------------------------------------------
Net increase (decrease).................     (125,092,140)        56,059,576
------------------------------------------------------------------------------

                                            June 30, 2000
                                           (Commencement of
                                         Class Operations) to
                                            July 31, 2000
------------------------------------------------------------------------------
Class S
Shares sold.............................       13,990,812
Conversion of Class A shares to Class S
 shares.................................      125,807,511
Shares issued in reinvestment of
 distributions..........................                3
Shares redeemed.........................      (22,336,542)
------------------------------------------------------------------------------
Net increase............................      117,461,784
------------------------------------------------------------------------------

                                           Six Months Ended      Year Ended
                                            July 31, 2000     January 31, 2000
------------------------------------------------------------------------------
Class Y
Shares sold.............................                 0          6,737,256
Shares issued in reinvestment of
 distributions..........................             1,205              4,038
Shares redeemed.........................           (53,366)        (6,636,750)
------------------------------------------------------------------------------
Net increase (decrease).................           (52,161)           104,544
------------------------------------------------------------------------------

Money Market Fund

                                              Six Months         Year Ended
                                         Ended July 31, 2000  January 31, 2000
------------------------------------------------------------------------------
Class A
Shares sold.............................     5,834,223,650     13,770,733,714
Automatic conversion of Class B shares
 to Class A shares......................             6,569                  0
Shares issued in reinvestment of
 distributions..........................        27,766,595         41,196,309
Shares redeemed.........................    (3,775,334,515)   (10,090,858,541)
Conversion of Class A shares to Class S
 shares.................................    (9,160,196,446)                 0
------------------------------------------------------------------------------
Net increase (decrease).................    (7,073,534,147)     3,721,071,482
------------------------------------------------------------------------------
Class B
Shares sold.............................        36,367,265        265,655,898
Shares issued in reinvestment of
 distributions..........................         1,151,998          2,563,007
Shares redeemed.........................       (57,892,038)      (266,285,306)
Automatic conversion of Class B shares
 to Class A shares......................            (6,569)                 0
------------------------------------------------------------------------------
Net increase (decrease).................       (20,379,344)         1,933,599
------------------------------------------------------------------------------
Class C
Shares sold.............................         5,778,865         57,804,130
Shares issued in reinvestment of
 distributions..........................            91,085            179,299
Shares redeemed.........................        (8,205,600)       (56,524,269)
------------------------------------------------------------------------------
Net increase (decrease).................        (2,335,650)         1,459,160
------------------------------------------------------------------------------

                                            June 30, 2000
                                           (Commencement of
                                         Class Operations) to
                                            July 31, 2000
------------------------------------------------------------------------------
Class S
Shares sold.............................       630,429,475
Conversion of Class A shares to Class S
 shares.................................     9,160,196,446
Shares issued in reinvestment of
 distributions..........................                 5
Shares redeemed.........................      (154,107,772)
------------------------------------------------------------------------------
Net increase............................     9,636,518,154
------------------------------------------------------------------------------

                                              Six Months         Year Ended
                                         Ended July 31, 2000  January 31, 1999
------------------------------------------------------------------------------
Class Y
Shares sold.............................     2,995,712,137      6,291,281,228
Shares issued in reinvestment of
 distributions..........................         8,923,750         15,448,855
Shares redeemed.........................    (2,811,153,794)    (6,143,031,885)
------------------------------------------------------------------------------
Net increase............................       193,482,093        163,698,198
------------------------------------------------------------------------------

Municipal Money Market Fund

                                            Six Months Ended     Year Ended
                                              July 31, 2000   January 31, 2000
------------------------------------------------------------------------------
Class A
Shares sold................................    615,195,458      1,398,400,166
Shares issued in reinvestment of
 distributions.............................      1,653,457          3,050,633
Shares redeemed............................   (612,186,275)    (1,431,236,942)
Conversion of Class A shares to Class S
 shares....................................   (577,840,947)                 0
------------------------------------------------------------------------------
Net decrease...............................   (573,178,307)       (29,786,143)
------------------------------------------------------------------------------

                                              June 30, 2000
                                            (Commencement of
                                            Class Operations)
                                            to July 31, 2000
------------------------------------------------------------------------------
Class S
Shares sold................................     36,436,545
Conversion of Class A shares to Class S
 shares....................................    577,840,947
Shares issued in reinvestment of
 distributions.............................              3
Shares redeemed............................    (45,274,789)
------------------------------------------------------------------------------
Net increase...............................    569,002,706
------------------------------------------------------------------------------

                                       Six Months Ended        Year Ended
                                        July 31, 2000       January 31, 2000
------------------------------------------------------------------------------
Class Y
Shares sold.........................      451,989,826         1,122,013,468
Shares issued in reinvestment of
 distributions......................        4,579,445             8,525,215
Shares redeemed.....................     (562,309,976)       (1,079,439,764)
------------------------------------------------------------------------------
Net increase (decrease).............     (105,740,705)           51,098,919
------------------------------------------------------------------------------

New Jersey Municipal Money Market Fund
                                       Six Months Ended        Year Ended
                                        July 31, 2000       January 31, 2000
------------------------------------------------------------------------------
Class A
Shares sold.........................      186,331,327           380,834,016
Shares issued in reinvestment of
 distributions......................          551,622             1,030,891
Shares redeemed.....................     (182,381,445)         (365,394,514)
Conversion of Class A shares to
 Class S shares.....................      (79,761,109)                    0
------------------------------------------------------------------------------
Net increase (decrease).............      (75,259,605)           16,470,393
------------------------------------------------------------------------------

                                        June 30, 2000
                                       (Commencement of
                                     Class Operations) to
                                        July 31, 2000
------------------------------------------------------------------------------
Class S
Shares sold.........................        8,667,329
Conversion of Class A shares to
 Class S shares.....................       79,761,109
Shares issued in reinvestment of
 distributions......................                3
Shares redeemed.....................       (5,410,621)
------------------------------------------------------------------------------
Net increase........................       83,017,820
------------------------------------------------------------------------------

                                                             April 5, 1999
                                                            (Commencement of
                                       Six Months Ended   Class Operations) to
                                        July 31, 2000       January 31, 2000
------------------------------------------------------------------------------
Class Y
Shares sold.........................        1,434,944             1,864,063
Shares issued in reinvestment of
 distributions......................           30,198                14,819
Shares redeemed.....................         (978,626)              (60,097)
------------------------------------------------------------------------------
Net increase........................          486,516             1,818,785
------------------------------------------------------------------------------

Pennsylvania Municipal Money Market Fund

                                                                    Year
                                           Six Months Ended        Ended
                                            July 31, 2000     January 31, 2000
------------------------------------------------------------------------------
Class A
Shares sold.............................      114,367,454        232,591,355
Shares issued in reinvestment of
 distributions..........................          457,733            653,074
Shares redeemed.........................      (96,277,359)      (204,444,791)
Conversion of Class A shares to Class S
 shares.................................     (115,729,697)                 0
------------------------------------------------------------------------------
Net increase (decrease).................      (97,181,869)        28,799,638
------------------------------------------------------------------------------

                                            June 30, 2000
                                           (Commencement of
                                         Class Operations) to
                                            July 31, 2000
------------------------------------------------------------------------------
Class S
Shares sold.............................       23,026,997
Conversion of Class A shares to Class S
 shares.................................      115,729,697
Shares issued in reinvestment of
 distributions..........................                3
Shares redeemed.........................      (14,465,445)
------------------------------------------------------------------------------
Net increase............................      124,291,252
------------------------------------------------------------------------------

                                                Six Months          Year
                                                   Ended           Ended
                                               July 31, 2000  January 31, 2000
------------------------------------------------------------------------------
Class Y
Shares sold...................................  129,838,071      138,709,596
Shares issued in reinvestment of
 distributions................................      246,707          368,189
Shares redeemed............................... (140,391,509)    (116,961,704)
------------------------------------------------------------------------------
Net increase (decrease).......................  (10,306,731)      22,116,081
------------------------------------------------------------------------------


Treasury Money Market Fund

                                           Six Months Ended      Year Ended
                                            July 31, 2000     January 31, 2000
------------------------------------------------------------------------------
Class A
Shares sold.............................     1,611,554,281      4,529,115,382
Shares issued in reinvestment of
 distributions..........................         6,713,737         13,666,350
Shares redeemed.........................    (1,611,889,781)    (5,080,912,982)
Conversion of Class A shares to Class S
 shares.................................    (2,122,302,999)                 0
------------------------------------------------------------------------------
Net decrease............................    (2,115,924,762)      (538,131,250)
------------------------------------------------------------------------------

                                            June 30, 2000
                                           (Commencement of
                                         Class Operations) to
                                            July 31, 2000
------------------------------------------------------------------------------
Class S
Shares sold.............................        46,671,026
Conversion of Class A shares to Class S
 shares.................................     2,122,302,999
Shares issued in reinvestment of
 distributions..........................                 5
Shares redeemed.........................      (111,160,819)
------------------------------------------------------------------------------
Net increase............................     2,057,813,211
------------------------------------------------------------------------------

                                              Six Months         Year Ended
                                         Ended July 31, 2000  January 31, 2000
------------------------------------------------------------------------------
Class Y
Shares sold.............................     1,668,907,794      3,848,390,220
Shares issued in reinvestment of
 distributions..........................         4,275,650          5,757,324
Shares redeemed.........................    (1,803,009,205)    (3,865,127,116)
------------------------------------------------------------------------------
Net decrease............................      (129,825,761)       (10,979,572)
------------------------------------------------------------------------------

6. SECURITIES TRANSACTIONS

The Treasury Money Market Fund loaned securities during the six months ended July 31, 2000 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At July 31, 2000, the value of se-curities on loan and the value of collateral including accrued interest amounted to $399,471,752 and $406,308,881, respectively. During the six months ended July 31, 2000, the Treasury Money Market Fund earned $362,511 in income from securities lending transactions.

As of January 31, 2000, the following Funds had capital loss carryforwards for federal income tax purposes as follows:

                                                               Expiration
                                    -----------------------------------------------------------------
                           Total      2001    2002     2003   2004  2005     2006     2007     2008
                         ----------------------------------------------------------------------------
Florida Municipal Money
 Market Fund............ $    4,421 $      0 $     0 $      0 $ 0  $     0 $      0 $  4,419 $      2
Money Market Fund.......  1,510,904  130,422  57,884  567,977   0   32,810  381,247  200,609  139,955

In addition to the capital loss carryovers, losses incurred after October 31 within a Fund's fiscal year, are deemed to arise on the first business day of the Fund's following fiscal year. For the year ended January 31, 2000, the Money Market Fund incurred and elected to defer post-October losses of $182,458.

7. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions re-ceived by each Fund and the impact of the total expense reductions on each Fund's annualized expense ratio represented as a percentage of its average net assets were as follows:

                                                     Total
                                                    Expense   % of Average
                                                   Reductions  Net Assets
                                                   -----------------------
         Florida Municipal Money Market Fund.....   $  5,587      0.01%
         Money Market Fund.......................    295,453      0.00
         Municipal Money Market Fund.............     38,449      0.01
         New Jersey Municipal Money Market Fund..      3,605      0.01
         Pennsylvania Municipal Money Market
          Fund...................................      5,516      0.01
         Treasury Money Market Fund..............     70,041      0.00

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENTS

On July 27, 1999, certain Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or for gen-eral working capital purposes as permitted by each Fund's borrowing restric-tions. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31,
2000). A commitment fee of 0.10% per annum is incurred on the average daily un-used portion of the revolving credit commitment. The commitment fee is allo-cated to all funds. For its assistance in arranging this financing agreement, First Union Capital Mar-kets Corp. was paid a one-time arrangement fee of $250,000. State Street Bank and Trust Co. ("State Street") serves as paying agent for the funds and as pay-ing agent is entitled to a fee of $20,000 per annum which is allocated to all the funds.

On July 25, 2000, this agreement was renewed, amended and restated among cer-tain Evergreen Funds and the Lenders. Under this renewed agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $755 million. The credit facility is allocated, under the terms of the financ-ing agreement, among the Lenders. The credit facility is accessed by the Funds to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund's bor-rowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum contin-ues to be incurred on the average daily unused portion of the revolving credit commitment and is allocated to all funds. For its assistance in renewing this financing agreement, First Union Capital Markets Corp. was paid a one-time ar-rangement fee of $150,000. State Street continues as paying agent for the funds and receives a fee of $20,000 per annum which is allocated to all the funds.


During the six months ended July 31, 2000, the Funds had no borrowings under these agreements.

10. CONCENTRATION OF RISK

The Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, they may be more affected by economic and political develop-ments in that state or region than would be a comparable general tax-exempt mu-tual fund.

                                Evergreen Funds

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal
Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short Intermediate Municipal Fund

Short and Intermediate
Bond Funds
Intermediate Term Bond Fund
Short-Duration Income Fund

Intermediate and Long Term
Bond Funds
Diversified Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Utility Fund
Value Fund

Domestic Growth
Tax Strategic Equity Fund
Capital Growth Fund
Stock Selector Fund
Evergreen Fund
Strategic Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Growth Fund
Aggressive Growth Fund
Select Special Equity Fund

Global International
Global Leaders Fund
Perpetual Global Fund
International Growth Fund
Perpetual International Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

27746                                                      543696        9/2000


                                                         -------------
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                                                         PERMIT NO. 11
                                                         -------------